Registration Nos. 33-61122
                                                                        811-4819
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ___
                        Pre-Effective Amendment No.                       ___
                        Post-Effective Amendment No. 11                   _X_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 30                           _X_


                       CONSECO VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                             Michael A. Colliflower
                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                           Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space):
 _____ immediately upon filing pursuant to paragraph (b) of Rule 485
_ X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485
 _____ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
 _____ on [date] pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

     ______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered:
    Group Variable Deferred Annuity Contracts and Certificates

                       CONSECO VARIABLE ANNUITY ACCOUNT C

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                    ---------------------------

 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Appendix A -Condensed
                                                          Financial Information






 5.    General Description of Registrant,...........       Conseco Variable, The Variable
       Depositor and Portfolio Companies                   Account, and Investment Options; Appendix B

 6.    Deductions and Expense.......................       Charges and Deductions

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       The Contracts
                                                           Annuity Provisions

 9.    Death Benefit................................       The Contracts
                                                           Annuity Provisions:  Death Benefit During
                                                           the Annuity Period

10.    Purchase and Contract Values.................       Conseco Variable, The Variable Account,
                                                           and Investment Options
                                                           The Contracts
                                                           Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           The Annuity Period-Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information



Form N-4
Item No.
- --------
                                                                PART B - Statement of Additional Information
                                                                         -----------------------------------

15.    Cover Page...................................       Statement of Additional Information Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable





19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Performance Data, and Other Performance Data

22.    Annuity Payments.............................       Not Applicable

23.    Financial Statements.........................       Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                     PART A

                       CONSECO VARIABLE ANNUITY ACCOUNT C
        GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY
                       CONSECO VARIABLE INSURANCE COMPANY
     Administrative Office: 11815 N. Pennsylvania Street o Carmel, IN 46032
                                o (317) 817-3700
                                   May 1, 2001

This prospectus describes the group flexible premium deferred fixed/variable annuity contract ("Contract") issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contracts are designed for use in retirement planning.

You can invest your Purchase Payments in one of the Variable Account
Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Conseco Variable Fixed Account. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

CONSECO SERIES TRUST
   o Conseco 20 Focus Portfolio
   o Equity Portfolio
   o Balanced Portfolio
   o High Yield Portfolio
   o Fixed Income Portfolio
   o Government Securities Portfolio
   o Money Market Portfolio

THE ALGER AMERICAN FUND
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   o  VP Income & Growth Fund
   o  VP International Fund
   o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   o  Berger IPT--Growth Fund
      (formerly, Berger IPT--100 Fund)
   o  Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT-Growth and Income Fund)
   o  Berger IPT--Small Company Growth Fund
   o  Berger IPT--New Generation Fund
   o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (Initial Shares)

DREYFUS STOCK INDEX FUND (Initial Shares)

DREYFUS VARIABLE INVESTMENT FUND
  ("DREYFUS VIF") (Initial Shares)
   o  Dreyfus VIF--Disciplined Stock Portfolio
   o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
   o Federated High Income Bond Fund II
   o Federated International Equity Fund II
   o Federated Utility Fund II
   o Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   o  First American Large Cap Growth Portfolio
   o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   o INVESCO VIF--High Yield Fund
   o INVESCO VIF--Equity Income Fund
   o INVESCO VIF--Financial Services Fund
   o INVESCO VIF--Health Sciences Fund
   o INVESCO VIF--Real Estate Opportunity Fund
   o INVESCO VIF--Technology Fund
   o INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio
   o  Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
   o Pioneer Fund VCT Portfolio
   o Pioneer Equity-Income VCT Portfolio
   o Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
   o  OTC Fund
   o  Nova Fund
   o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund

     Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the group fixed and variable annuity contracts issued by Conseco Variable.

     To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 34 of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given above.

THE CONTRACTS:
   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY o ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
                                                                            PAGE
DEFINITIONS ...............................................................
SUMMARY ...................................................................
FEE TABLE .................................................................
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS .............
  Conseco Variable ........................................................
  The Variable Account ....................................................
  Investment Options ......................................................
    Voting Rights .........................................................
    Fixed Account .........................................................
THE CONTRACT ..............................................................
ACCUMULATION PROVISIONS ...................................................
  Purchase Payments .......................................................
  Allocation of Purchase Payments .........................................
  Accumulation Units ......................................................
    Accumulation Unit Values ..............................................
  Transfers ...............................................................
  Dollar Cost Averaging ...................................................
  Rebalancing .............................................................
  Asset Allocation Program ................................................
  Sweeps ..................................................................
  Withdrawals .............................................................
  Suspension of Payments ..................................................
  Restrictions Under Optional Retirement Programs .........................
  Restrictions Under Section 403(b) Plans .................................
  Conversion to Individual Account Upon Termination in Plan ...............
  Systematic Withdrawal Plan ..............................................

  Loans ...................................................................
CHARGES AND DEDUCTIONS ....................................................
  Withdrawal Charge .......................................................
  Administrative Charge ...................................................
  Mortality and Expense Risk Charge .......................................
  Premium Taxes ...........................................................
  Fund Expenses ...........................................................
  Reduction or Elimination of Contract Charges ............................
  Other Charges ...........................................................
DEATH BENEFITS ............................................................
THE ANNUITY PERIOD ........................................................
  Optional Annuity Period Elections .......................................
  Annuity Options .........................................................
  Transfers During the Annuity Period .....................................
  Death Benefit Amount During the Annuity Period ..........................
FEDERAL TAX STATUS ........................................................
  Annuity Contracts in General ............................................
  Qualified and Non-Qualified Contracts ...................................
  Withdrawals--Non-Qualified Contracts ....................................
  Withdrawals--Qualified Contracts ........................................
  Withdrawals--Tax-Sheltered Annuities ....................................
  Taxation of Death Benefits...............................................
  Diversification .........................................................
  Investor Control ........................................................
INTERNAL APPEALS PROCEDURES................................................
GENERAL MATTERS ...........................................................
  Performance Information .................................................
  Distribution of Contracts ...............................................
  Legal Proceedings .......................................................
TABLE OF CONTENTS OF THE SAI ..............................................
APPENDIX A--CONDENSED FINANCIAL INFORMATION ...............................
APPENDIX B--MORE INFORMATION ABOUT THE FUNDS ..............................

DEFINITIONS

     ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

     ANNUITANT: The named individual upon whose life Annuity Payments are based.

     ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

     ANNUITY PERIOD: The period during which we make Annuity Payments.

     CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

     CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

     FUND: The underlying mutual funds (or portfolio of a mutual fund) which the sub-accounts of the Variable Account invest in.

     INDIVIDUAL ACCOUNT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Account is established. References to "you" and "your" in this prospectus refer to you as the Participant.

     PLAN: A voluntary program for an employer that qualifies for special tax treatment.

     PURCHASE PAYMENTS: The purchase payments made to Conseco Variable under the terms of the Contract.

     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

     VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

SUMMARY

     THE CONTRACT: The Contract described in this prospectus is a flexible Purchase Payment group variable annuity contract. The Contract provides a way for you to invest on a tax-deferred basis in the sub-accounts of Conseco Variable Annuity Account C ("Variable Account"). Your investments in the
Variable Account Investment Options are not guaranteed. You could lose your money. The Contract also offers you a Fixed Account option.

     The Contract provides for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contract.

     RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Federal Tax Status.")

     PURCHASE PAYMENTS: You may make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period.

     o The minimum for the initial Purchase Payment is $10 and for each subsequent Purchase Payment is $10 per month.

     o If your Purchase Payment is more than $2,000,000, it requires our prior approval.

     INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.

     The portion of your Contract Value allocation to the Variable Account Investment Options will reflect the Investment performance of the Funds you select.

     TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment
Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You may transfer from the Fixed Account once in any three-month period subject to a limit of 20% of the Fixed Account value. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing.

     During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

     WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an annual contract fee ("administrative fee") when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

     LOANS: Under certain circumstances, you may make loans from your Contract.

     DEATH BENEFIT: Generally, if the Participant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

     ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

     TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment, unless a different amount is required by state law.

     TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:

     (i)   when you attain age 59 1/2;

     (ii)  when you separate from service;

     (iii) when you die;

     (iv)  if you become disabled;

     (v)   in the case of hardship; or

     (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to a portion of the Contract Value which represents contributions made and does not include any investment results.

     Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings.

     Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

     o Each year Conseco Variable deducts an Annual Contract Fee (also referred to as an "Administrative Fee") from your Contract. The amount of the fee is equal to $15.

     o Conseco Variable deducts a Mortality and Expense Risk Fee (referred to as a "margin deduction" in the Contract) which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.

     o If you take money out of the Contract, Conseco Variable may assess a surrender fee (withdrawal charge). The charge ranges from 5% to 0%.

     o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

     o As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.23% on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE
================================================================================
CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases.............................           None

Deferred Sales Load (as a percentage of amount redeemed)

       Completed Annual Contributions

       Periods for the Individual Account                            Charge
       -------------------------------------                         ------
            Less than 5.....................................          5.00%
            5 but less than 10..............................          3.00%
            10 but less than 15.............................          2.00%
            15 or more......................................           None

ANNUAL CONTRACT FEE.........................................            $15

ANNUAL EXPENSES OF VARIABLE ACCOUNT
  (as a percentage of average account value)
    Mortality and Expense Risk Fees(2)......................          1.00%
    Other Expenses..........................................           None
                                                                     ------
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT(2)............          1.00%
================================================================================

(1) Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Individual Account Values at the time Annuity Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(2) Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed 1.44%, on an annual basis, which is the amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred. Currently, the Mortality and Expense Risk Fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74%, and .99%, respectively. (See "Charges and Deductions--Expense Guarantee Agreement".)


ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)
                                                                           TOTAL
                                                                          ANNUAL
                                                          OTHER       PORTFOLIO
                                                        EXPENSES       EXPENSES
                                                          (AFTER        (AFTER
                                                         EXPENSE       EXPENSE
                                                        REIMBURSE-    REIMBURS-
                                                         MENT, IF     EMENT, IF
                                          MANAGE-        ANY, FOR     ANY, FOR
                                           MENT  12b-1   CERTAIN      CERTAIN
                                           FEES   FEES  PORTFOLIOS)  PORTFOLIOS)
--------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
Conseco 20 Focus Portfolio ..............  0.80%   0.25%   0.10%       1.15%
Equity Portfolio ........................  0.79%   0.25%   0.06%       1.10%
Balanced Portfolio ......................  0.77%   0.25%   0.08%       1.10%
High Yield Portfolio ....................  0.80%   0.25%   0.10%       1.15%
Fixed Income Portfolio ..................  0.63%   0.25%   0.07%       0.95%
Government Securities Portfolio .........  0.64%   0.25%   0.06%       0.95%
Money Market Portfolio ..................  0.39%    --     0.06%       0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........  0.75%    --     0.04%       0.79%
Alger American Leveraged
  AllCap Portfolio ......................  0.85%    --     0.05%       0.90%
Alger American Mid Cap Growth
  Portfolio .............................  0.80%    --     0.04%       0.84%
Alger American Small Capitalization
  Portfolio .............................  0.85%    --     0.05%       0.90%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. (4)
VP Income & Growth Fund .................  0.70%    --     0.00%       0.70%
VP International Fund ...................  1.23%    --     0.00%       1.23%
VP Value Fund ...........................  1.00%    --     0.00%       1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST (5)
Berger IPT--Growth Fund .................  0.75%    --     0.25%       1.00%
Berger IPT--Large Cap Growth
  Fund ..................................  0.75%    --     0.15%       0.90%
Berger IPT--Small Company Growth
  Fund ..................................  0.85%    --     0.13%       0.98%
Berger IPT--New Generation Fund .........  0.85%    --     0.30%       1.15%
Berger IPT--International Fund ..........  0.85%    --     0.35%       1.20%

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (Initial Shares)(6)..  0.75%    --     0.03%       0.78%

DREYFUS STOCK INDEX
FUND (Initial Shares)(6) ................  0.25%    --     0.01%       0.26%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)(6)
Dreyfus VIF Disciplined
  Stock Portfolio .......................  0.75%    --     0.06%       0.81%
Dreyfus VIF International
  Value Portfolio .......................  1.00%    --     0.39%       1.39%

FEDERATED INSURANCE SERIES (7)
Federated High Income Bond Fund II ......  0.60%    --     0.19%       0.79%
Federated International Equity
  Fund II ...............................  0.54%    --     0.71%       1.25%
Federated Utility Fund II ...............  0.75%    --     0.19%       0.94%
Federated International Small Company
 Fund II.................................  0.15%    --     1.35%       1.50%

FIRST AMERICAN INSURANCE PORTFOLIOS (8)
First American Large Cap Growth
  Portfolio .............................  0.70%   0.25%   0.10%       1.05%
First American Mid Cap Growth
  Portfolio .............................  0.70%   0.25%   0.20%       1.15%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
INVESCO VIF--High Yield Fund ............  0.60%    --     0.47%       1.07%
INVESCO VIF--Equity Income Fund .........  0.75%    --     0.42%       1.17%
INVESCO VIF--Financial Services Fund.....  0.75%    --     0.34%       1.09%
INVESCO VIF--Health Sciences Fund........  0.75%    --     0.32%       1.07%
INVESCO VIF--Real Estate Opportunity
   Fund..................................  0.90%    --     0.83%       1.73%
INVESCO VIF--Technology Fund.............  0.72%    --     0.30%       1.02%
INVESCO VIF--Telecommunications Fund.....  0.75%    --     0.31%       1.06%

JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
Aggressive Growth Portfolio .............  0.65%    --     0.01%       0.66%
Growth Portfolio ........................  0.65%    --     0.02%       0.67%
Worldwide Growth Portfolio ..............  0.65%    --     0.04%       0.69%

LAZARD RETIREMENT SERIES, INC. (11)
Lazard Retirement Equity Portfolio ......  0.75%  0.25%    0.25%       1.25%
Lazard Retirement Small Cap
  Portfolio .............................  0.75%  0.25%    0.25%       1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .............  0.50%    --     0.37%       0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............  0.70%    --     0.44%       1.14%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........  0.65%    --     0.11%       0.76%
Partners Portfolio ......................  0.82%    --     0.10%       0.92%
Midcap Growth Portfolio .................  0.84%    --     0.14%       0.98%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio..............   0.65%  0.25%    0.03%       0.93%
Pioneer Equity-Income VCT Portfolio.....   0.65%  0.25%    0.06%       0.96%
Pioneer Europe VCT Portfolio(12)........   0.95%  0.25%    0.50%       1.70%

RYDEX VARIABLE TRUST
OTC Fund ...............................   0.75%    --     0.71%       1.46%
Nova Fund ..............................   0.75%    --     0.67%       1.42%
U.S. Government Money Market Fund.......   0.50%    --     0.64%       1.14%

SELIGMAN PORTFOLIOS, INC. (13)

Seligman Communications and
  Information Portfolio (Class 2) ......   0.75%  0.25%    0.12%       1.12%
Seligman Global Technology
  Portfolio (Class 2) ..................   1.00%  0.15%    0.40%       1.55%

STRONG OPPORTUNITY FUND II, INC. (14)
Opportunity Fund II ....................   1.00%    --     0.11%       1.11%

STRONG VARIABLE INSURANCE FUNDS, INC. (15)
Strong Mid Cap Growth Fund II ..........   1.00%    --     0.15%       1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (16)
Worldwide Bond Fund ....................   1.00%    --     0.15%       1.15%
Worldwide Emerging Markets Fund ........   1.00%    --     0.26%       1.26%
Worldwide Hard Assets Fund .............   1.00%    --     0.14%       1.14%
Worldwide Real Estate Fund .............   1.00%    --     0.45%       1.45%


EXPLANATION OF FEE TABLE

     The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the

Variable Account as well as the Funds.

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

     Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (15) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.


EXAMPLES:

     o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

     o This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

     o The table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract.

     o Annual contract charges have been approximated as a .07% annual asset charge.

EXAMPLES:

   EXAMPLE 1-Assuming surrender at the end of the periods shown: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                                                       Average Contract Size: $40,000

                                                                                       1 Year      3 Years     5 Years    10 Years
                                                                                        ------      -------     -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                                $72.92     $119.23     $168.15    $282.86
Equity Portfolio                                                                          $72.42     $117.72     $165.62    $277.75
Balanced Portfolio                                                                        $72.42     $117.72     $165.62    $277.75
High Yield Portfolio                                                                      $72.92     $119.23     $168.15    $282.86
Fixed Income Portfolio                                                                    $70.92     $113.19     $158.01    $262.30
Government Securities Portfolio                                                           $70.92     $113.19     $158.01    $262.30
Money Market Portfolio                                                                    $65.92      $97.98     $132.31    $209.14

ALGER AMERICAN FUND
Alger American Growth Portfolio                                                           $69.32     $108.34     $149.84    $245.56
Alger American Leveraged Allcap Portfolio                                                 $70.42     $111.67     $155.47    $257.09
Alger American MidCap Growth Portfolio                                                    $69.82     $109.86     $152.40    $250.82
Alger American Small Capitalization Portfolio                                             $70.42     $111.67     $155.47    $257.09

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                                   $68.42     $105.60     $145.23    $236.04
VP International Fund                                                                     $73.72     $121.64     $172.18    $290.97
VP Value Fund                                                                             $71.42     $114.70     $160.55    $267.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund                                                                    $71.42     $114.70     $160.55    $267.47
Berger IPT Large Cap Growth Fund                                                          $70.42     $111.67     $155.47    $257.09
Berger IPT Small Company Growth Fund                                                      $71.22     $114.10     $159.54    $265.41
Berger IPT New Generation Fund                                                            $73.42     $120.73     $170.67    $287.93
Berger IPT International Fund                                                             $73.42     $120.73     $170.67    $287.93

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)
                                                                                          $69.22     $108.03     $149.33    $244.51
DREYFUS STOCK INDEX FUND (Initial Shares)                                                 $64.03      $92.16     $122.40    $188.26

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                                   $69.52     $108.95     $150.87    $247.67
Dreyfus VIF International Value Portfolio                                                 $75.32     $126.45     $180.20    $307.01

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                        $69.32     $108.34     $149.84    $245.56
Federated International Equity Fund II                                                    $74.22     $123.14     $174.69    $296.01
Federated Utility Fund II                                                                 $70.82     $112.89     $157.50    $261.26
Federated International Small Company Fund II                                             $76.42     $129.74     $185.69    $317.89

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                                   $70.92     $113.19     $158.01    $262.30





First American Large Cap Growth Portfolio                                                 $72.92     $119.23     $168.15    $282.86

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF High Yield Fund                                                               $72.12     $116.82     $164.10    $274.68
Invesco VIF Equity Income Fund                                                            $73.12     $119.83     $169.16    $284.89
Invesco VIF Financial Services Fund                                                       $72.32     $117.42     $165.12    $276.73
Invesco VIF Health Sciences Fund                                                          $72.12     $116.82     $164.10    $274.68
Invesco VIF Real Estate Opportunity Fund                                                  $78.72     $136.61     $197.08    $340.28
Invesco VIF Technology Fund                                                               $71.62     $115.31     $161.57    $269.54
Invesco VIF Telecommunications Fund                                                       $72.02     $116.51     $163.60    $273.65

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                               $68.02     $104.39     $143.17    $231.77
Growth Portfolio                                                                          $68.12     $104.69     $143.68    $232.84
Worldwide Growth Portfolio                                                                $68.32     $105.30     $144.71    $234.97

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                        $73.92     $122.24     $173.19    $292.99
Lazard Retirement Small Cap Portfolio                                                     $73.92     $122.24     $173.19    $292.99

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                               $70.12     $110.77     $153.93    $253.96

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                               $72.82     $118.93     $167.64    $281.84

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                           $69.02     $107.43     $148.31    $242.40
Partners Portfolio                                                                        $70.62     $112.28     $156.48    $259.18
Midcap Growth Portfolio                                                                   $71.22     $114.10     $159.54    $265.41

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                                $70.72     $112.58     $156.99    $260.22
Pioneer Equity - Income VCT Portfolio                                                     $71.02     $113.49     $158.52    $263.33
Pioneer Europe VCT Portfolio                                                              $78.42     $135.71     $195.60    $337.39

RYDEX VARIABLE TRUST
OTC Fund                                                                                  $76.02     $128.54     $183.70    $313.95
Nova Fund                                                                                 $75.62     $127.34     $181.70    $309.99
U.S. Government Money Market Fund                                                         $72.82     $118.93     $167.64    $281.84

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                               $72.62     $118.32     $166.63    $279.80
Seligman Global Technology Portfolio (Class 2)                                            $76.92     $131.24     $188.17    $322.80

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                       $72.52     $118.02     $166.13    $278.78

STRONG VARIABLE INSURANCE FUNDS, INC.





Strong Midcap Growth Fund II                                                              $72.92     $119.23     $168.15    $282.86

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                       $73.62     $121.34     $171.68    $289.96
Worldwide Emerging Markets Fund                                                           $76.82     $130.94     $187.68    $321.82
Worldwide Hard Assets Fund                                                                $74.02     $122.54     $173.69    $294.00
Worldwide Real Estate Fund                                                                $93.70     $180.62     $268.76    $474.55


   EXAMPLE 2--Assuming the contract stays in force through the periods shown:
    You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                                                         1 Year      3 Years     5 Years    10 Years
                                                                                         ------      -------     -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                                $22.20      $68.47     $117.35    $251.93
Equity Portfolio                                                                          $21.70      $66.96     $114.82    $246.83
Balanced Portfolio                                                                        $21.70      $66.96     $114.82    $246.83
High Yield Portfolio                                                                      $22.20      $68.47     $117.35    $251.93
Fixed Income Portfolio                                                                    $20.20      $62.42     $107.20    $231.36
Government Securities Portfolio                                                           $20.20      $62.42     $107.20    $231.36
Money Market Portfolio                                                                    $22.20      $68.47     $117.35    $251.93

ALGER AMERICAN FUND
Alger American Growth Portfolio                                                           $19.70      $60.91     $104.65    $226.15
Alger American Leveraged Allcap Portfolio                                                 $19.70      $60.91     $104.65    $226.15
Alger American MidCap Growth Portfolio                                                    $19.10      $59.09     $101.59    $219.87
Alger American Small Capitaliaztion Portfolio                                             $19.70      $60.91     $104.65    $226.15

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                                   $17.70      $54.83      $94.40    $205.07
VP International Fund                                                                     $23.00      $70.88     $121.38    $260.06
VP Value Fund                                                                             $20.70      $63.94     $109.75    $236.54

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund                                                                    $20.70      $63.94     $109.75    $236.54
Berger IPT Large Cap Growth Fund                                                          $19.70      $60.91     $104.65    $226.15
Berger IPT Small Company Growth Fund                                                      $20.50      $63.33     $108.73    $234.47
Berger IPT New Generation Fund                                                            $22.70      $69.98     $119.87    $257.02
Berger IPT International Fund                                                             $22.70      $69.98     $119.87    $257.02

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                           $18.50      $57.27      $98.51    $213.55

DREYFUS STOCK INDEX FUND (Initial Shares)                                                 $13.30      $41.38      $71.56    $157.26





DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                                   $18.80      $58.18     $100.05    $216.72
Dreyfus VIF International Value Portfolio                                                 $24.60      $75.69     $129.41    $276.11

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                        $18.60      $57.57      $99.03    $214.61
Federated International Equity Fund II                                                    $23.50      $72.38     $123.89    $265.10
Federated Utility Fund II                                                                 $20.10      $62.12     $106.69    $230.32
Federated International Small Company Fund II                                             $25.70      $78.99     $134.90    $287.00

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                                   $20.20      $62.42     $107.20    $231.36
First American Large Cap Growth Portfolio                                                 $22.20      $68.47     $117.35    $251.93

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF High Yield Fund                                                               $21.40      $66.05     $113.30    $243.75
Invesco VIF Equity Income Fund                                                            $22.40      $69.07     $118.36    $253.97
Invesco VIF Financial Services Fund                                                       $21.60      $66.66     $114.31    $245.80
Invesco VIF Health Sciences Fund                                                          $21.40      $66.05     $113.30    $243.75
Invesco VIF Real Estate Opportunity Fund                                                  $28.00      $85.86     $146.30    $309.41
Invesco VIF Technology Fund                                                               $20.90      $64.54     $110.76    $238.60
Invesco VIF Telecommunications Fund                                                       $21.30      $65.75     $112.79    $242.72

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                               $17.30      $53.62      $92.35    $200.81
Growth Portfolio                                                                          $17.40      $53.92      $92.86    $201.88
Worldwide Growth Portfolio                                                                $17.60      $54.53      $93.89    $204.01

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                        $23.20      $71.48     $122.39    $262.08
Lazard Retirement Small Cap Portfolio                                                     $17.40      $53.92      $92.86    $201.88

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                               $17.40      $53.92      $92.86    $201.88

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                               $22.10      $68.17     $116.84    $250.92

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                           $18.30      $56.66      $97.49    $211.44
Partners Portfolio                                                                        $19.90      $61.51     $105.67    $228.24
Midcap Growth Portfolio                                                                   $20.50      $63.33     $108.73    $234.47

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                                $20.00      $61.82     $106.18    $229.28
Pioneer Equity - Income VCT Portfolio                                                     $20.30      $62.73     $107.71    $232.40
Pioneer Europe VCT Portfolio                                                              $27.70      $84.97     $144.82    $306.52

RYDEX VARIABLE TRUST





OTC Fund                                                                                  $25.30      $77.79     $132.91    $283.06
Nova Fund                                                                                 $24.90      $76.59     $130.91    $279.09
U.S. Government Money Market Fund                                                         $22.10      $68.17     $116.84    $250.92

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                               $21.90      $67.56     $115.83    $248.87
Seligman Global Technology Portfolio (Class 2)                                            $26.20      $80.49     $137.39    $291.92

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                       $21.80      $67.26     $115.32    $247.85

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                              $22.20      $68.47     $117.35    $251.93

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                       $22.90      $70.58     $120.88    $259.04
Worldwide Emerging Markets Fund                                                           $26.10      $80.19     $136.89    $290.94
Worldwide Hard Assets Fund                                                                $23.30      $71.78     $122.89    $263.08
Worldwide Real Estate Fund                                                                $43.00     $129.91     $218.03    $443.80

Annual maintenance charges have been approximated as a 7.0 basis point annual asset charge.


   EXAMPLE 3--Assuming annuitization at the end of the periods shown: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                                                         1 Year      3 Years     5 Years    10 Years
                                                                                         ------      -------     -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                                $72.92     $119.23     $118.15    $252.86
Equity Portfolio                                                                          $72.42     $117.72     $115.62    $247.75
Balanced Portfolio                                                                        $72.42     $117.72     $115.62    $247.75
High Yield Portfolio                                                                      $72.92     $119.23     $118.15    $252.86
Fixed Income Portfolio                                                                    $70.92     $113.19     $108.01    $232.30
Government Securities Portfolio                                                           $70.92     $113.19     $108.01    $232.30
Money Market Portfolio                                                                    $69.32     $108.34      $99.84    $215.56

ALGER AMERICAN FUND
Alger American Growth Portfolio                                                           $69.32     $108.34      $99.84    $215.56
Alger American Leveraged Allcap Portfolio                                                 $70.42     $111.67     $105.47    $227.09
Alger American MidCap Growth Portfolio                                                    $69.82     $109.86     $102.40    $220.82
Alger American Small Capitaliaztion Portfolio                                             $70.42     $111.67     $105.47    $227.09

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.





VP Income & Growth Fund                                                                   $68.42     $105.60      $95.23    $206.04
VP International Fund                                                                     $73.72     $121.64     $122.18    $260.97
VP Value Fund                                                                             $71.42     $114.70     $110.55    $237.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund                                                                    $71.42     $114.70     $110.55    $237.47
Berger IPT Large Cap Growth Fund                                                          $70.42     $111.67     $105.47    $227.09
Berger IPT Small Company Growth Fund                                                      $71.22     $114.10     $109.54    $235.41
Berger IPT New Generation Fund                                                            $73.42     $120.73     $120.67    $257.93
Berger IPT International Fund                                                             $73.42     $120.73     $120.67    $257.93

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                           $69.22     $108.03      $99.33    $214.51

DREYFUS STOCK INDEX FUND (Initial Shares)                                                 $64.03      $92.16      $72.40    $158.26

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                                   $69.52     $108.95     $100.87    $217.67
Dreyfus VIF International Value Portfolio                                                 $75.32     $126.45     $130.20    $277.01

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                        $69.32     $108.34      $99.84    $215.56
Federated International Equity Fund II                                                    $74.22     $123.14     $124.69    $266.01
Federated Utility Fund II                                                                 $70.82     $112.89     $107.50    $231.26
Federated International Small Company Fund II                                             $76.42     $129.74     $135.69    $287.89

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                                   $70.92     $113.19     $108.01    $232.30
First American Large Cap Growth Portfolio                                                 $72.92     $119.23     $118.15    $252.86

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF High Yield Fund                                                               $72.12     $116.82     $114.10    $244.68
Invesco VIF Equity Income Fund                                                            $73.12     $119.83     $119.16    $254.89
Invesco VIF Financial Services Fund                                                       $72.32     $117.42     $115.12    $246.73
Invesco VIF Health Sciences Fund                                                          $72.12     $116.82     $114.10    $244.68
Invesco VIF Real Estate Opportunity Fund                                                  $78.72     $136.61     $147.08    $310.28
Invesco VIF Technology Fund                                                               $71.62     $115.31     $111.57    $239.54
Invesco VIF Telecommunications Fund                                                       $72.02     $116.51     $113.60    $243.65

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                               $68.02     $104.39      $93.17    $201.77
Growth Portfolio                                                                          $68.12     $104.69      $93.68    $202.84
Worldwide Growth Portfolio                                                                $68.32     $105.30      $94.71    $204.97

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                        $73.92     $122.24     $123.19    $262.99
Lazard Retirement Small Cap Portfolio                                                     $70.12     $110.77     $103.93    $223.96

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                               $70.12     $110.77     $103.93    $223.96





MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                               $72.82     $118.93     $117.64    $251.84

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                           $69.02     $107.43      $98.31    $212.40
Partners Portfolio                                                                        $70.62     $112.28     $106.48    $229.18
Midcap Growth Portfolio                                                                   $71.22     $114.10     $109.54    $235.41

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                                $70.72     $112.58     $106.99    $230.22
Pioneer Equity - Income VCT Portfolio                                                     $71.02     $113.49     $108.52    $233.33
Pioneer Europe VCT Portfolio                                                              $78.42     $135.71     $145.60    $307.39

RYDEX VARIABLE TRUST
OTC Fund                                                                                  $76.02     $128.54     $133.70    $283.95
Nova Fund                                                                                 $75.62     $127.34     $131.70    $279.99
U.S. Government Money Market Fund                                                         $72.82     $118.93     $117.64    $251.84

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                               $72.62     $118.32     $116.63    $249.80
Seligman Global Technology Portfolio (Class 2)                                            $76.92     $131.24     $138.17    $292.80

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                       $72.52     $118.02     $116.13    $248.78

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                              $72.92     $119.23     $118.15    $252.86

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                       $73.62     $121.34     $121.68    $259.96
Worldwide Emerging Markets Fund                                                           $76.82     $130.94     $137.68    $291.82
Worldwide Hard Assets Fund                                                                $74.02     $122.54     $123.69    $264.00
Worldwide Real Estate Fund                                                                $93.70     $180.62     $218.76    $444.55

Annual maintenance charges have been approximated as a 7.0 basis point annual asset charge.


THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE

     Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES

     You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this prospectus.

FINANCIAL STATEMENTS

     The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

     The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

     At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity sub-account, Fixed Income sub-account and Money Market sub-account of restructured Variable Account, respectively.

     The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

     Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

     The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds.

     Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

     (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

     (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

     (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account;

     (d) to substitute shares of a Fund for shares of another Fund (with prior approval of the Securities and Exchange Commission); and

     (e) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.

INVESTMENT OPTIONS

     The Contract currently offers 59 Variable Account Investment Options which invest in the Funds listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.


     You should read the prospectuses for these Funds carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Fund prospectuses, call Conseco Variable at: (800) 557-7043. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.

     The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the Contract:

     Conseco 20 Focus Portfolio
     Equity Portfolio
     Balanced Portfolio
     High Yield Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment adviser to all of the portfolios. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds.

     Bank of Ireland Asset Management (U.S.) Limited (BIAM) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub- advisor, BIAM provides day-to-day management of the investment operations of the Berger IPT--International Fund. The following portfolios are available under the contract:

     Berger IPT--Growth Fund
      (formerly, Berger IPT--100 Fund)
     Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT--Growth and Income Fund)
     Berger IPT--Small Company Growth Fund
     Berger IPT--New Generation Fund
     Berger IPT--International Fund


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)


     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND (Initial Shares)



     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)


     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

     Dreyfus VIF--Disciplined Stock Portfolio
     Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

     Federated  Insurance  Series  is a mutual  fund with  multiple  portfolios.
Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

     Federated High Income Bond Fund II
     Federated International Equity Fund II
     Federated Utility Fund II
     Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

     First American Large Cap Growth Portfolio
     First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF--High Yield Fund INVESCO VIF--Equity Income Fund INVESCO VIF--Financial Services Fund INVESCO VIF--Health Sciences Fund INVESCO
     VIF--Real Estate Opportunity Fund INVESCO VIF--Technology Fund INVESCO
     VIF--Telecommunications Fund


JANUS ASPEN SERIES

     The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following portfolios are available under the contract:

     Lazard Retirement Equity Portfolio
     Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the contract:

     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," fomerly known as Mitchell Hutchins Asset Management Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. serves as investment adviser. The following portfolios are available under the contract:

     Limited Maturity Bond Portfolio
     Partners Portfolio
     Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

     OTC Fund
     Nova Fund
     U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

     Seligman Communications and Information Portfolio (Class 2)
     Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the contract:

     Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the contract:

     Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST


     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

     Shares of the Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

     Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS

     Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT

     The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

     1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any three-month period;

     2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any three-month period subject to a limit of 20% of the Fixed Account value;


     3. You may not make transfers from the Fixed Account once Annuity Payments begin.

     The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

     If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACT

     The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

     Unless contrary to law, assignment of the Contract or of a Participant's Individual Account is prohibited.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS


     The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.


     Conseco Variable must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Account, is credited to the Participant's account. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

     You may elect to have Purchase Payments accumulate:

     (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

     (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

     (c)  a combination of both.


     You may request to change your allocation of future Purchase Payments three months after either we establish your Individual Account, or three months after you have made a prior change in allocation.


     TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments, unless a different amount is required by state law.

     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

     We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

     Every business day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

     1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

     2.   subtracting the daily amount of the mortality and expense risk fee.

     The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

     We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS


     During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any three-month period. You can only make one transfer from the Fixed Account in any three-month period of no more than 20% of the Fixed Account value. You can make transfers between sub-accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).


HOW YOU CAN MAKE TRANSFERS

     Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers or internet transfers on forms we provide. Internet transfers may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. By authorizing Conseco Variable to accept telephone and internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.

     Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING

     Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING

     Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions or over the internet. The rebalancing program may also be available through the internet (check with your representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time.

ASSET ALLOCATION PROGRAM

     Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Period.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (deferred sales load). You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEPS

     Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS

     You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Account under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

     For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

     If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Conseco Variable will call you to get instructions. If Conseco Variable cannot get instructions from you, it will return the withdrawal request to you.

     WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

     We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

     (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

     If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

     (1) termination of employment in all public institutions of higher education as defined by applicable law,

     (2)  retirement, or

     (3)  death.

     Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

     If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

     (1)  when you attain age 59 1/2,

     (2)  when you separate from service,

     (3)  when you die,

     (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

     (5)  in the case of hardship, or

     (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

     o  salary reduction contributions made after December 31, 1988;

     o  income attributable to such contributions; and

     o  income attributable to amounts held as of December 31, 1988.

     The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

CONVERSION TO INDIVIDUAL ACCOUNT UPON TERMINATION IN PLAN

     Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

SYSTEMATIC WITHDRAWAL PLAN

     Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions-Withdrawal Charge").

     SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

     Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

     The amount of any loan outstanding on the date of death will be deducted from the death benefit.

     In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

     If you make a partial or full withdrawal during the Accumulation Period, Conseco Variable will deduct a withdrawal charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Account. During the Annuity Period, withdrawal charges may apply to the fourth and fifth options.

     We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant.


     The withdrawal charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Account. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Participant's Individual Account.


COMPLETED ANNUAL
PURCHASE PAYMENT PERIODS
FOR THE INDIVIDUAL ACCOUNT                                                CHARGE

Less than 5 ..........................................................     5.00%
5 but less than 10 ...................................................     3.00%
10 but less than 15 ..................................................     2.00%
15 or more ...........................................................     None

EXAMPLES:

     (1) If you make a complete withdrawal of your Individual Account before five completed Purchase Payment periods:

   VALUE OF
  CONTRACT OR
  INDIVIDUAL
    ACCOUNT
    (AMOUNT           WITHDRAWAL        ADMINISTRATIVE         REDEMPTION
   REDEEMED)            CHARGE          FEE DEDUCTION*          PAYMENTS
--------------------------------------------------------------------------------
    $ 2,000            5% ($100)              $15                $ 1,885

     * Applicable to full withdrawals only.

     (2) If you make a partial withdrawal of your Individual Account before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

  AMOUNT               AMOUNT            WITHDRAWAL           REDEMPTION
REQUESTED              REDEEMED             CHARGE              PAYMENTS
--------------------------------------------------------------------------------
   $1,000.00           $1,052.63          $52.63 (5%)           $1,000.00

     In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGE (ANNUAL CONTRACT FEE)

     During the Accumulation Period, Conseco Variable deducts an annual contract fee of $15 on each July 2 from the Individual Account value. If you fully surrender your Individual Account prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

     Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account.

MORTALITY AND EXPENSE RISK CHARGE

     Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

     Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.

     Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.

     EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination (See "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the Mortality and Expense Risk charge for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74% and .99%, respectively.


     Accordingly, Conseco Variable will reimburse the appropriate sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account or the Annuity Fund, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.


     The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to

Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

PREMIUM TAXES

     We may deduct any premium tax due from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

FUND EXPENSES

     There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

     In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

     Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

     Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFITS

     In the event of the death of a Participant before Annuity Payments commence, Conseco Variable will pay the beneficiary the value of the Participant's Individual Account, less any debt. We will determine the Individual Account value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.

     Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

     In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

     If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

THE ANNUITY PERIOD OPTIONAL ANNUITY PERIOD ELECTIONS

     The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Account will be applied as follows:

     o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

     o the value in the sub-account(s) of Variable Account will be applied, separately, to provide variable annuity payments.

     By giving written notice to Conseco Variable at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

     o  the annuity option to any of the annuity options described below, and

     o the manner in which the value of a Participant's Individual Account is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

     Once Annuity Payments begin, no changes may be elected by the Contract
Owner.

     Prior to the selected Annuity Date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

     The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

     You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

     See "Federal Tax Status" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

     You may select one of the following annuity options:

     FIRST OPTION-LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

     SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66 2/3% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

     Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

     FOURTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Account is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Conseco Variable will treat this one sum payment as a surrender. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

     FIFTH OPTION-PAYMENTS OF A DESIGNATED DOLLAR AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Account value applied. If the number of completed annual Purchase Payment periods for the Individual Account is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

     To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

     The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

     You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

     Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD

     If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

FEDERAL TAX STATUS

     NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

     You will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

     When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the Contract as an individual and not under any specially sponsored program, your Contract is referred to as a non-qualified Contract.

     If you purchase the Contract under a specially sponsored program, your Contract is referred to as a qualified Contract.

     A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your non-qualified Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6) which are allocable to Purchase Payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts. The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the employee or joint life or life expectancies of the employees and his or her beneficiary;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy on the qualified contract.

     We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to Purchase Payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings. You should consult your own tax adviser about your own circumstances.


TAXATION OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts.


DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.


INTERNAL APPEALS PROCEDURES

         The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

APPEALS OF FINAL DECISION

o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

o Your request should contain the reason for the appeal and any supporting evidence or documentation;

o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

         These procedures may not be available in your state.


GENERAL MATTERS

     PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

     DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

     LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Independent Accountants
Distribution
Voting Rights
Calculation of Yield Quotations
Calculation of Total Return Quotations
Other Performance Data
Federal Tax Status
Annuity Provisions
Financial Statements
--------------------------------------------------------------------------------


                             (cut along dotted rule)

                If you would like a free copy of the Statement of Additional Information (FORM # 05-6923) dated May 1, 2001 for this Prospectus, please complete this form, detach, and mail to:
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C (group annuity) at the following address:

Name:
     ---------------------------------------------------------------------------
Mailing Address:
                ----------------------------------------------------------------

--------------------------------------------------------------------------------
                                   Sincerely,


--------------------------------------------------------------------------------
                                   (Signature)
APPENDIX A

CONDENSED FINANCIAL INFORMATION

The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                       CONSECO VARIABLE INSURANCE COMPANY
                          VARIABLE ANNUITY - ACCOUNT C
                         CONDENSED FINANCIAL INFORMATION


The tables below provide per unit information about the financial history of each Sub-account.

                                  2000       1999      1998       1997      1996      1995      1994       1993        1992     1991
-----------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Growth Portfolio (e)

Accumulation unit value
at beginning of period            $2.338    $1.765    $1.204    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.972    $2.338    $1.765    $1.204       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -15.64%    32.41%    46.60%    20.42%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period   1,625,583 1,184,056   335,852   120,648       N/A       N/A       N/A        N/A        N/A       N/A

Leveraged AllCap Portfolio (a)
------------------------------
Accumulation unit value
at beginning of period            $5.109    $2.898    $1.855    $1.565    $1.411    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $3.802    $5.109    $2.898    $1.855    $1.565    $1.411       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -25.58%    76.29%    56.26%    18.49%    10.92%    41.12%       N/A        N/A        N/A       N/A






Number of accumulation units
outstanding at end of period   1,598,002 1,092,626   479,432   388,810   332,180    48,284       N/A        N/A        N/A       N/A

Midcap Growth Portfolio (e)
---------------------------
Accumulation unit value
at beginning of period            $2.019    $1.547    $1.199    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $2.183    $2.019    $1.547    $1.199       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value            8.11%    30.54%    29.00%    19.91%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     303,861   107,741    85,729    10,680       N/A       N/A       N/A        N/A        N/A       N/A

Small Capitalization Portfolio (a)
-------------------------
Accumulation unit value
at beginning of period            $2.257    $1.590    $1.390    $1.260    $1.222    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.627    $2.257    $1.590    $1.390    $1.260    $1.222       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -27.91%    41.99%    14.38%    10.28%     3.14%    22.18%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period   1,518,472 1,477,791 1,509,932 1,616,358 1,294,236   421,326       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.:
VP Income and Growth Fund (f)
-----------------------------

Accumulation unit value
at beginning of period            $1.268    $1.085    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.122    $1.268    $1.085       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -11.48%    16.85%     8.48%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units






outstanding at end of period     285,708   180,072    91,593       N/A       N/A       N/A       N/A        N/A        N/A       N/A

VP International Fund (e)
-------------------------
Accumulation unit value
at beginning of period            $2.093    $1.289    $1.096    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.723    $2.093    $1.289    $1.096       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -17.67%    62.41%    17.58%     9.59%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     149,696   148,279   105,233        95       N/A       N/A       N/A        N/A        N/A       N/A

VP Value Fund (e)
-----------------
Accumulation unit value
at beginning of period            $1.252    $1.276    $1.229    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.465    $1.252    $1.276    $1.229       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           17.00%    -1.84%     3.77%    22.93%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     300,917   300,067   111,175    19,126       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL
PRODUCTS TRUST:
Growth Fund (e)
---------------

Accumulation unit value
at beginning of period            $1.930    $1.307    $1.136    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.576    $1.930    $1.307    $1.136       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -18.36%    47.65%    15.13%    13.55%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units






outstanding at end of period     466,810   225,562   196,342    42,167       N/A       N/A       N/A        N/A        N/A       N/A

Large Cap Growth Fund (e)
------------------------
Accumulation unit value
at beginning of period            $2.375    $1.509    $1.219    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $2.099    $2.375    $1.509    $1.219       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -11.64%    57.47%    23.79%    21.87%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     548,888   237,838   115,344    64,326       N/A       N/A       N/A        N/A        N/A       N/A

International Fund (e)
----------------------
Accumulation unit value
at beginning of period            $1.455    $1.118    $0.972    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.294    $1.455    $1.118    $0.972       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -11.05%    30.10%    14.97%    -2.75%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period       7,738     1,907         0     3,085       N/A       N/A       N/A        N/A        N/A       N/A

New Generation Fund (g)
-----------------------
Accumulation unit value
at beginning of period            $1.000       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $0.588       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -41.20%       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      96,214       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Small Company Growth Fund (e)
-----------------------------
Accumulation unit value






at beginning of period            $2.626    $1.386    $1.374    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $2.423    $2.626    $1.386    $1.374       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           -7.74%    89.55%     0.85%    37.38%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     442,433   158,133    83,064     1,949       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST:

Balanced Portfolio (b)
----------------------
Accumulation unit value
at beginning of period            $2.874    $2.219    $2.030    $1.740    $1.370    $1.052    $1.068     $1.000        N/A       N/A

Accumulation unit value
at end of period                  $3.053    $2.874    $2.219    $2.030    $1.740    $1.370    $1.052     $1.068        N/A       N/A

Percentage change in
accumulation unit value            6.22%    29.55%     9.27%    16.68%    27.01%    30.19%    -1.51%      6.84%        N/A       N/A

Number of accumulation units
outstanding at end of period   5,974,170 6,250,754 7,300,114 6,907,154 5,801,102 5,007,682 3,888,125  2,257,426        N/A       N/A

Conseco 20 Focus Portfolio (g)
------------------------------
Accumulation unit value
at beginning of period            $1.000       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $0.844       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -15.60%       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     147,829       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Equity Portfolio - Qualified (c)
------------------------------
Accumulation unit value
at beginning of period           $36.036   $24.295   $21.148   $17.933   $12.448    $9.191    $9.069     $8.492     $8.292    $5.827






Accumulation unit value
at end of period                 $36.778   $36.036   $24.295   $21.148   $17.933   $12.448    $9.191     $9.069     $8.492    $8.292

Percentage change in
accumulation unit value            2.06%    48.33%    14.88%    17.93%    44.06%    35.44%     1.35%      6.79%      2.41%    42.30%

Number of accumulation units
outstanding at end of period   5,664,084 6,177,795 7,294,849 8,714,598 8,464,009 7,950,068 7,356,167  6,310,119  5,499,342 4,667,263

Equity - Non-Qualified (c)
--------------------------
Accumulation unit value
at beginning of period           $28.526   $19.232   $16.740   $14.195    $9.854    $7.275    $7.179     $6.722     $6.564    $4.612

Accumulation unit value
at end of period                 $29.113   $28.526   $19.232   $16.740   $14.195    $9.854    $7.275     $7.179     $6.722    $6.564

Percentage change in
accumulation unit value            2.06%    48.33%    14.88%    17.93%    44.06%    35.44%     1.35%      6.79%      2.41%    42.30%

Number of accumulation units
outstanding at end of period     126,693   154,728   223,506   274,648   283,828   286,775   271,457    252,573    191,299   152,332

Fixed Income Portfolio -
Qualified (d)
-------------------------
Accumulation unit value
at beginning of period            $5.674    $5.738    $5.445    $4.990    $4.790    $4.080    $4.224     $3.768     $3.466    $2.899

Accumulation unit value
at end of period                  $6.188    $5.674    $5.738    $5.445    $4.990    $4.790    $4.080     $4.224     $3.768    $3.466

Percentage change in
accumulation unit value            9.06%    -1.12%     5.39%     9.11%     4.19%    17.38%    -3.41%     12.12%      8.70%    19.57%

Number of accumulation units
outstanding at end of period   1,750,249 2,139,411 2,455,411 2,784,065 2,973,412 3,072,607 2,961,739  3,003,770  2,490,084 2,145,672

Fixed Income Portfolio -
Non-qualified (d)
--------------------------
Accumulation unit value
at beginning of period            $5.452    $5.514    $5.232    $4.795    $4.602    $3.921    $4.059     $3.620     $3.330    $2.785

Accumulation unit value
at end of period                  $5.945    $5.452    $5.514    $5.232    $4.795    $4.602    $3.921     $4.059     $3.620    $3.330







Percentage change in
accumulation unit value            9.06%    -1.12%     5.39%     9.11%     4.19%    17.38%    -3.41%     12.12%      8.70%    19.57%

Number of accumulation units
outstanding at end of period      55,818    69,191    93,115   125,557   136,642   179,684   197,847    185,569    123,618    98,273

------------------------------------------------------------------------------------------------------------------------------------

Government Securities
Portfolio (b)
-----------------------
Accumulation unit value
at beginning of period           $1.290     $1.336    $1.261    $1.176    $1.156    $0.995    $1.034     $1.000        N/A       N/A

Accumulation unit value
at end of period                  $1.427    $1.290    $1.336    $1.261    $1.176    $1.156    $0.995     $1.034        N/A       N/A

Percentage change in
accumulation unit value           10.58%    -3.44%     6.01%     7.19%     1.72%    16.18%    -3.79%      3.42%        N/A       N/A

Number of accumulation units
outstanding at end of period     414,137   989,803   702,665   485,631   365,164   422,359   335,451    535,607        N/A       N/A

High Yield Portfolio (g)
------------------------
Accumulation unit value
at beginning of period            $1.000       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.025       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value            2.50%       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      11,801       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Money  Market Portfolio (d)
---------------------------
Accumulation unit value
at beginning of period            $2.930    $2.821    $2.708    $2.598    $2.496    $2.387    $2.321     $2.280     $2.224    $2.120

Accumulation unit value
at end of period                  $3.080    $2.930    $2.821    $2.708    $2.598    $2.496    $2.387     $2.321     $2.280    $2.224

Percentage change in
accumulation unit value            5.12%     3.85%     4.18%     4.22%     4.10%     4.57%     2.85%      1.79%      2.52%     4.89%






Number of accumulation units
outstanding at end of period   2,302,771 3,362,182 1,922,118 1,624,326 1,849,618 1,538,629 1,619,841  1,465,429  1,790,486 1,762,019
------------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH FUND, INC. (a)
(Initial Shares)
----------------------------
Accumulation unit value
at beginning of period            $2.964    $2.301    $1.796    $1.413    $1.178    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $2.610    $2.964    $2.301    $1.796    $1.413    $1.178       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -11.93%    28.79%    28.09%    27.11%    20.01%    17.76%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period   1,946,033 1,607,964   802,406   359,437   114,173    27,728       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND: (a)
(Initial Shares)
-----------------------------
Accumulation unit value
at beginning of period            $2.808    $2.352    $1.853    $1.402    $1.160    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $2.522    $2.808    $2.352    $1.853    $1.402    $1.160       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -10.20%    19.40%    26.94%    32.20%    20.79%    16.03%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period   8,840,618 8,745,043 5,996,870 3,025,807 1,395,520   561,967       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT
FUND: (Initial Shares)

Disciplined Stock
Portfolio (f)
------------------------------
Accumulation unit value
at beginning of period            $1.260    $1.075    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value






at end of period                  $1.133    $1.260    $1.075       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -10.11%    17.27%     7.48%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     331,573    57,395    18,002       N/A       N/A       N/A       N/A        N/A        N/A       N/A

International Value
Portfolio (f)
------------------------------
Accumulation unit value
at beginning of period            $1.195    $0.944    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.139    $1.195    $0.944       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           -4.68%    26.55%    -5.58%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
 outstanding at end of period     34,328     5,892         0       N/A       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
High Income Bond Fund II (a)
----------------------------
Accumulation unit value
at beginning of period            $1.405    $1.387    $1.364    $1.210    $1.070    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.265    $1.405    $1.387    $1.364    $1.210    $1.070       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           -9.96%     1.29%     1.68%    12.70%    13.17%     6.96%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     410,607   521,675   402,613   103,898    44,124     1,178       N/A        N/A        N/A       N/A

International Equity
Fund II  (a)
------------------------------
Accumulation unit value
at beginning of period            $2.734    $1.494    $1.201    $1.102    $1.028    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value






at end of period                  $2.095    $2.734    $1.494    $1.201    $1.102    $1.028       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -23.38%    83.05%    24.33%     8.99%     7.23%     2.80%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     227,718   158,076   153,805   117,785    70,090     9,399       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
(continued)
Utility Fund II (a)
-------------------
Accumulation unit value
at beginning of period            $1.770    $1.758    $1.558    $1.243    $1.125    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.595    $1.770    $1.758    $1.558    $1.243    $1.125       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           -9.88%     0.68%    12.82%    25.38%    10.45%    12.53%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     316,840   417,936   428,133   196,753   111,929    53,189       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE
INVESTMENT FUND:

Equity Income Portfolio  (f)
----------------------------
Accumulation unit value
at beginning of period            $1.173    $1.032    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.218    $1.173    $1.032       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value            3.80%    13.70%     3.20%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      22,761    12,180    34,697       N/A       N/A       N/A       N/A        N/A        N/A       N/A

High Yield Portfolio (f)
------------------------
Accumulation unit value
at beginning of period            $1.030    $0.953    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A







Accumulation unit value
at end of period                  $0.901    $1.030    $0.953       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -12.56%     8.11%    -4.69%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      91,169   119,099    22,719       N/A       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth
Portfolio (a)
------------------------------
Accumulation unit value
at beginning of period            $4.489    $2.011    $1.513    $1.357    $1.269    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $3.030    $4.489    $2.011    $1.513    $1.357    $1.269       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -32.49%   123.17%    32.92%    11.54%     6.87%    26.93%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period   3,896,189 2,363,771 1,484,765 1,145,154   881,491   398,348       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

Growth  Portfolio (a)
---------------------
Accumulation unit value
at beginning of period            $3.193    $2.240    $1.668    $1.372    $1.170    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $2.701    $3.193    $2.240    $1.668    $1.372    $1.170       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -15.40%    42.55%    34.31%    21.53%    17.27%    17.02%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period   4,537,896 3,595,530 1,722,621 1,026,609   570,927   144,293       N/A        N/A        N/A       N/A

Worldwide Growth Portfolio (a)
------------------------------
Accumulation unit value
at beginning of period            $3.898    $2.394    $1.876    $1.551    $1.214    $1.000       N/A        N/A        N/A       N/A






Accumulation unit value
at end of period                  $3.254    $3.898    $2.394    $1.876    $1.551    $1.214       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -16.52%    62.82%    27.64%    20.94%    27.74%    21.40%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period   9,424,505 8,203,823 6,332,820 4,929,502 1,845,276   230,889       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Equity Portfolio (f)
--------------------
Accumulation unit value
at beginning of period            $1.133    $1.058    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.121    $1.133    $1.058       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           -1.07%     7.09%     5.81%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      17,246     1,022         0       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Small Cap Portfolio (f)
-----------------------
Accumulation unit value
at beginning of period            $0.893    $0.858    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.070    $0.893    $0.858       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           19.87%     4.08%   -14.23%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      10,017        44     4,307       N/A       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:

Growth and Income Portfolio (f)
-----------------------------
Accumulation unit value
at beginning of period            $1.164    $1.007    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A







Accumulation unit value
at end of period                  $1.335    $1.164    $1.007       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           14.67%    15.58%     0.73%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      38,899    13,117    13,870       N/A       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

MITCHELL HUTCHINS
SERIES TRUST:
Growth and Income
Portfolio (f)
------------------------------
Accumulation unit value
at beginning of period            $1.084    $0.992    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.024    $1.084    $0.992       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           -5.55%     9.23%    -0.75%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      10,919     6,825     5,287       N/A       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS
MANAGEMENT TRUST

Limited Maturity Bond
Portfolio (e)
------------------------------
Accumulation unit value
at beginning of period             $1.086    $1.081    $1.046    $1.000       N/A       N/A       N/A        N/A        N/A      N/A

Accumulation unit value
at end of period                  $1.148    $1.086    $1.081    $1.046       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value            5.70%     0.47%     3.35%     4.59%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     449,909    79,074   225,717         0       N/A       N/A       N/A        N/A        N/A       N/A







Partners Portfolio (e)
----------------------
Accumulation unit value
at beginning of period            $1.363    $1.283    $1.243    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.359    $1.363    $1.283    $1.243       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           -0.33%     6.30%     3.17%    24.32%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     413,116   422,449   336,371    60,137       N/A       N/A       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

Nova Portfolio (h)
------------------
Accumulation unit value
at beginning of period           $18.407       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                 $15.176       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -17.55%       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period         585       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

OTC Portfolio (h)
-----------------
Accumulation unit value
at beginning of period           $39.086       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                 $23.690       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -39.39%       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      14,991       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.

Communications and






Information Portfolio (Class 2) (g)
---------------------------
Accumulation unit value
at beginning of period            $1.000       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $0.556       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -44.40%       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     240,260       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Global Technology
Portfolio (Class 2) (g)
------------------------------
Accumulation unit value
at beginning of period            $1.000       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $0.675       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -32.50%       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      68,037       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE
FUNDS, INC.:
Mid Cap Growth Fund II (e)
--------------------------

Accumulation unit value
at beginning of period            $3.050    $1.622    $1.274    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $2.571    $3.050    $1.622    $1.274       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -15.71%    87.99%    27.40%    27.35%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     491,584   110,428   145,329     3,989       N/A       N/A       N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------






STRONG OPPORTUNITY FUND II (e):
----------------------------
Accumulation unit value
at beginning of period            $1.852    $1.386    $1.233    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.954    $1.852    $1.386    $1.233       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value            5.53%    33.57%    12.41%    23.32%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     186,616   160,380    89,350     4,089       N/A       N/A       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE
TRUST
Worldwide Bond Fund (a)
-----------------------
Accumulation unit value
at beginning of period            $1.070    $1.172    $1.050    $1.036    $1.021    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.079    $1.070    $1.172    $1.050    $1.036    $1.021       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value            0.87%    -8.74%    11.63%     1.37%     1.50%     2.05%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      51,708    37,696    30,830    16,578    23,735     6,030       N/A        N/A        N/A       N/A

Worldwide Emerging Markets
Fund (e)
------------------------------
Accumulation unit value
at beginning of period            $1.044    $0.527    $0.808    $1.000       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $0.601    $1.044    $0.527    $0.808       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value          -42.44%    98.29%   -34.80%   -19.24%       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     179,333   253,897   177,924    99,333       N/A       N/A       N/A        N/A        N/A       N/A







Worldwide Hard Assets Fund (a)
------------------------------
Accumulation unit value
at beginning of period            $1.006    $0.840    $1.228    $1.262    $1.080    $1.000       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $1.110    $1.006    $0.840    $1.228    $1.262    $1.080       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           10.30%    19.80%   -31.62%    -2.66%    16.88%     7.97%       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period     199,902   556,013   198,619   280,960    49,773    27,240       N/A        N/A        N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
Worldwide Real Estate Fund (f)
------------------------------
Accumulation unit value
at beginning of period            $0.828    $0.854    $1.000       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Accumulation unit value
at end of period                  $0.973    $0.828    $0.854       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Percentage change in
accumulation unit value           17.49%    -2.99%   -14.63%       N/A       N/A       N/A       N/A        N/A        N/A       N/A

Number of accumulation units
outstanding at end of period      18,412    14,855     3,276       N/A       N/A       N/A       N/A        N/A        N/A       N/A


------------------------------------------------------------------------------------------------------------------------------------


(a) This unit value was $1.000 on the inception date of June 1, 1995. (b) This unit value was $1.000 on the inception date of May 1, 1993. (c) This unit value was $1.000 on the inception date of December 3, 1965. (d) This unit value was $1.000 on the inception date of May 19, 1981. (e) This unit value was $1.000 on the inception date of May 1, 1997. (f) This unit value was $1.000 on the inception date of May 1, 1998. (g) This unit value was $1.000 on the inception date of May 1, 2000. (h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.


There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
Federated International Small Company Fund II, First American Large Cap Growth

Portfolio, First American Mid Cap Growth Fund, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Fund, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


APPENDIX B--MORE INFORMATION ABOUT THE FUNDS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND (FORMERLY, BERGER IPT--100 FUND)


The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.


BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

   The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing these goals, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


BERGER IPT--NEW GENERATION FUND

   The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

 BERGER IPT--INTERNATIONAL FUND

   The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (Initial Shares)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.


   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)


   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

   The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

   The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

     The INVESCO VIF-Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."


INVESCO VIF--HIGH YIELD FUND


The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--FINANCIAL SERVICES FUND

     The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

     The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securites of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

   The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO


The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LAZARD RETIREMENT SMALL CAP PORTFOLIO


     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:


GROWTH AND INCOME PORTFOLIO


     The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

   The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST


Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 IndexTM. The Fund invests principally in securities of companies included in the NASDAQ 100 IndexTM. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

U.S GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.


SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (Class 2)


   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (Class 2)


   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

   The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

   The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND


     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT C
        11815 N. PENNSYLVANIA STREET o CARMEL, IN 46032 o (317) 817-3700

                                 MAY 1, 2001


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001 FOR CONSECO VARIABLE ANNUITY ACCOUNT C -- GROUP VARIABLE DEFERRED ANNUITY CONTRACTS. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING CONSECO VARIABLE INSURANCE COMPANY AT THE ADDRESS OR TELEPHONE NUMBER GIVEN ABOVE.


                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION AND HISTORY .............................................

INDEPENDENT ACCOUNTANTS .....................................................

DISTRIBUTION ................................................................

VOTING RIGHTS ...............................................................

CALCULATION OF YIELD QUOTATIONS .............................................

CALCULATION OF TOTAL RETURN QUOTATIONS ......................................

OTHER PERFORMANCE DATA ......................................................

FEDERAL TAX STATUS ..........................................................

ANNUITY PROVISIONS ..........................................................

FINANCIAL STATEMENTS ........................................................

                         GENERAL INFORMATION AND HISTORY

     Conseco Variable Insurance Company (the "Company" or "Conseco Variable") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7,1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

                        INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable Annuity Account C and Conseco Variable Insurance Company have been examined by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

                                  DISTRIBUTION

The Company continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815
N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

Conseco Equity Sales performs the sales functions relating to the Contracts and the company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

                                  VOTING RIGHTS

Contract Owners may instruct Conseco Variable as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Conseco Variable will vote the shares of Sub-Accounts held by Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-Account for which timely instructions have not been received from Contract Owners will be voted by Conseco Variable for or against any proposition, or Conseco Variable will abstain, in the same proportion as shares in that Sub-Account for which instructions are received. Conseco Variable will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in Variable Account vote or abstain. However, if Conseco Variable determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Under certain Variable Annuity Contracts, not including contracts issued in connection with governmental employers deferred compensation plans described in the Prospectus, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts or valuation reserve. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

The number of shares held in a Sub-Account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the commencement of Annuity payments, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

                         CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUB-ACCOUNT

The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees and mortality and expense risk fees but does not include deductions for any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Portfolio of the Conseco Series Trust.

The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held by the corresponding Portfolio of Conseco Series Trust and its operating expenses.

The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        YIELD = 2 ((A - B) + 1)6 - 1)
                                      ---
                                       CD
   Where:

         A = the net investment income earned during the period by the Portfolio.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.

                     CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARDIZED TOTAL RETURN

From time to time, Conseco Variable may advertise performance data. Conseco Variable may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

Average annual total return quotations are computed according to the following formula:

                                        n
                                  P (1+T) = ERV

   Where:

         P  =  beginning purchase payment of $1,000

         T  =  average annual total return

         n  =  number of years in period

        ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).


                             OTHER PERFORMANCE DATA

NON-STANDARDIZED TOTAL RETURN

Conseco Variable may from time to time also illustrate average annual total returns in a non-standard format as appears in the following "Gross Average Annual Total Returns" tables, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to Contract Owners, with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings Conseco Variable has received from independent rating agencies. However, Conseco Variable does not guarantee the investment performance of the Variable Account investment options.



Many of the portfolios have recently been made available as Investment Options under the contract and therefore do not have meaningful investment performance history within the Contract. However, certain of these Portfolios have been in existence for some time and consequently have investment performance history that is for periods longer than that of the Variable Account's. In order to demonstrate how the actual investment experience of these Portfolios would have affected the Contract, the Company has developed performance information based upon the historical experience of the Portfolios.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. the percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value.

The following charts reflect performance information for the investment portfolios of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Variable Account first invested in the Portfolio. Column A is the standardized average annual total returns which reflects the deduction of all the contract charges and the expenses of the Portfolios. Column B reflects the deduction of all the contract charges and expenses of the portfolios except the withdrawal charge. Chart 2 reflects performance information commencing from the inception date of the underlying Investment Option (which date may precede the inception date that the Variable Account first invested in the underlying Investment Option).



CHART 1
                                                                                 COLUMN A                         COLUMN B
                                                                        Average Annual Total Returns    Gross Average Total Returns
                                                     -------------------------------------------------------------------------------
                                                     -------------------------------------------------------------------------------
 Conseco Variable Insurance Company -                     Variable Acct                      10 Year                         10 Year
Account C - Group                                       Inception Date                      or Inc                           or Inc
                                                        in Portfolio      1 YR      5 YR    to Date     1 YR     5 YR       to Date
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CST 20 Focus Portfolio                                    5/1/00           N/A       N/A   -19.40%         N/A       N/A     -15.61%
CST Balanced Portfolio                                    5/1/93          1.37%    16.71%   15.22%       6.22%    17.38%      15.66%
CST Equity Portfolio                                     12/3/65*        -2.62%    23.48%   19.99%       2.06%    24.19%      20.23%
CST Fixed Income Portfolio                               5/19/81*         4.08%     4.64%    7.65%       9.06%     5.26%       7.88%
CST Government Securities Portfolio                       5/1/93          5.55%     3.69%    4.34%      10.61%     4.30%       4.75%
CST High Yield Portfolio                                  5/1/00           N/A       N/A    -2.10%         N/A       N/A       2.51%
Alger American Growth Portfolio                           5/1/97        -19.49%      N/A    18.80%     -15.62%       N/A      20.33%
Alger American Leveraged Allcap Portfolio                 6/1/95        -28.99%    21.23%   26.37%     -25.58%    21.93%      27.01%
Alger American MidCap Growth Portfolio                    5/1/97          3.16%      N/A    22.12%       8.10%       N/A      23.69%
Alger American Small Capitalization Portfolio             6/1/95        -31.23%     5.28%    8.54%     -27.92%     5.89%       9.10%
American Century VP Income & Growth Fund                  5/1/98        -15.55%      N/A     2.57%     -11.50%       N/A       4.40%
American Century VP International Fund                    5/1/97        -21.42%      N/A    14.50%     -17.65%       N/A      15.98%
American Century VP Value Fund                            5/1/97         11.63%      N/A     9.54%      16.97%       N/A      10.96%
Berger IPT - Large Cap Growth Fund                        5/1/97        -15.68%      N/A    20.83%     -11.63%       N/A      22.38%
Berger IPT - Growth Fund                                  5/1/97        -22.08%      N/A    11.76%     -18.33%       N/A      13.20%
Berger IPT - International Fund                           5/1/97        -15.14%      N/A     5.89%     -11.07%       N/A       7.27%
Berger IPT - New Generation Fund                          5/1/00           N/A       N/A   -43.88%         N/A       N/A     -41.20%
Berger IPT - Small Company Growth Fund                    5/1/97        -11.71%      N/A    25.75%      -7.48%       N/A      27.36%
Dreyfus Disciplined Stock
  Portfolio (Initial Shares)                              5/1/98        -14.16%      N/A     2.98%     -10.05%       N/A       4.81%
Dreyfus International Value
  Portfolio (Initial Shares)                              5/1/98         -9.01%      N/A     3.17%      -4.65%       N/A       5.01%
Dreyfus Socially Responsible Growth
  Fund, Inc. (Initial Shares)                             6/1/95        -15.95%    16.58%   18.13%     -11.92%    17.26%      18.74%
Dreyfus Stock Index Fund                                  6/1/95        -14.29%    16.13%   17.41%     -10.18%    16.80%      18.01%
Federated High Income Bond Fund II                        6/1/95        -14.05%     2.82%    3.76%      -9.92%     3.42%       4.30%
Federated International Equity Fund II                    6/1/95        -26.89%    14.64%   13.57%     -23.38%    15.30%      14.16%
Federated Utility Fund II                                 6/1/95        -13.98%     6.61%    8.16%      -9.85%     7.23%       8.72%
INVESCO VIF Equity Income Fund                            5/1/98         -0.92%      N/A     5.79%       3.83%       N/A       7.67%
INVESCO VIF High Yield Fund                               5/1/98        -16.56%      N/A    -5.51%     -12.56%       N/A      -3.83%
Janus Aspen Series Aggressive Growth Portfolio            6/1/95        -35.60%    18.32%   21.33%     -32.50%    19.01%      21.95%
Janus Aspen Series Growth Portfolio                       6/1/95        -19.28%    17.53%   18.86%     -15.40%    18.21%      19.47%
Janus Aspen Series Worldwide Growth Portfolio             6/1/95        -20.33%    21.10%   22.89%     -16.51%    21.80%      23.52%
Lazard Retirement Equity Portfolio                        5/1/98         -5.61%      N/A     2.54%      -1.08%       N/A       4.36%
Lazard Retirement Small Cap Portfolio                     5/1/98         14.38%      N/A     0.76%      19.85%       N/A       2.56%
Lord Abbett Growth and Income Portfolio                   5/1/98          9.39%      N/A     9.47%      14.63%       N/A      11.41%
Mitchell Hutchins Series Trust Growth &
  Income Portfolio                                        5/1/98         -9.86%      N/A    -0.87%      -5.54%       N/A       0.90%
Neuberger Berman AMT Limited Maturity
  Bond Portfolio                                          5/1/97          0.89%      N/A     2.50%       5.73%       N/A       3.84%
Neuberger Berman AMT Partners Portfolio                   5/1/97         -4.86%      N/A     7.34%      -0.30%       N/A       8.72%
Rydex Variable Trust Nova Fund                            5/1/00           N/A       N/A   -21.26%         N/A       N/A     -17.55%
Rydex Variable Trust OTC Fund                             5/1/00           N/A       N/A   -42.12%         N/A       N/A     -39.39%
Seligman Communications & Info
  Portfolio (Class 2)                                     5/1/00           N/A       N/A   -46.93%         N/A       N/A     -44.43%
Seligman Global Technology
  Portfolio (Class 2)                                     5/1/00           N/A       N/A   -35.56%         N/A       N/A     -32.53%
Strong MidCap Growth Fund II                              5/1/97        -19.55%      N/A    27.70%     -15.68%       N/A      29.34%
Strong Opportunity Fund II                                5/1/97          0.71%      N/A    18.49%       5.54%       N/A      20.02%
Van Eck Worldwide Bond Fund                               6/1/95         -3.76%     0.52%    0.83%       0.86%     1.12%       1.37%
Van Eck Worldwide Emerging Markets Fund                   5/1/97        -45.09%      N/A   -14.08%     -42.44%       N/A     -12.95%
Van Eck Worldwide Hard Assets Fund                        6/1/95          5.26%    -0.04%    1.35%      10.30%     0.56%       1.89%
Van Eck Worldwide Real Estate Fund                        5/1/98         12.13%      N/A    -2.76%      17.49%       N/A      -1.02%



This is the date the predecessor account commenced operations. On May 1, 1993, the effective date of the combinations, the Variable Account invested in the reorganized portfolio. See "The Variable Account" in the Prospectus.


     There is no performance shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
     Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF-- Health Sciences Fund, INVESCO
     VIF--Real Estate Opportunity Fund, INVESCO VIF-- Technology Portfolio, INVESCO VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Fund, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


Chart 2

Note that these returns include "M&E" but do not reflect surrender charge or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio. These returns include those funds that we are adding 5/1/01, which had Net Asset Values prior to 12/31/00.

                                                                                      Hypothetical Performance Returns
                                                       ---------------------------------------------------------------------------
                                                       ---------------------------------------------------------------------------
Conseco Variable Insurance Company -                       Portfolio
Account C                                              Inception Date               1 YR PCT          5 YR PCT          10 YR PCT
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
CST Focus 20 Portfolio                                       5/1/00                      N/A              N/A             -15.60%
CST Balanced Portfolio                                       5/3/93                    6.22%           17.38%              15.60%
CST Equity Portfolio                                         12/3/65                   2.06%           24.19%                 N/A
CST Fixed Income Portfolio                                   5/3/93                    9.06%            5.26%               5.52%
CST Government Securities Portfolio                          5/3/93                   10.60%            4.30%               4.40%
CST High Yield Portfolio                                     5/1/00                      N/A              N/A               2.52%
CST Money Market Portfolio                                   5/19/81                   5.10%            4.29%                 N/A
Alger American Growth Portfolio                              1/9/89                  -15.62%           18.00%              19.26%
Alger American Leveraged Allcap Portfolio                    1/25/95                 -25.58%           21.93%              29.59%
Alger American MidCap Growth Portfolio                       5/3/93                    8.10%           18.08%              21.36%
Alger American Small Capitalization Portfolio                9/21/88                 -27.92%            5.89%              12.43%
American Century VP Growth & Income Fund                    10/30/97                 -11.50%              N/A              11.10%
American Century VP International Fund                       5/1/94                  -17.65%           15.91%              15.18%
American Century VP Value Fund                               5/1/96                   16.97%              N/A              16.90%
Berger IPT - Growth & Income Fund                            5/1/96                  -11.63%              N/A              20.18%
Berger IPT - Growth Fund                                     5/1/96                  -18.33%              N/A              10.80%
Berger IPT - International Fund                              5/1/97                  -11.07%              N/A               7.28%
Berger IPT - New Generation Fund                             5/1/00                      N/A              N/A             -41.19%
Berger IPT - Small Company Growth Fund                       5/1/96                   -7.48%              N/A              17.21%
Dreyfus Disciplined Stock
  Portfolio (Initial Shares)                                 5/1/96                  -10.05%              N/A              14.45%
Dreyfus International Value
  Portfolio (Initial Shares)                                  5/1/96                   -4.65%              N/A               6.80%
Dreyfus Socially Responsible Growth
  Fund, Inc. (Initial Shares)                                10/7/93                 -11.92%           17.26%              17.26%
Dreyfus Stock Index Fund (Initial Shares)                    9/29/89                 -10.18%           16.80%              15.14%
Federated High Income Bond Fund II                           3/1/94                   -9.92%            3.42%               4.30%
Federated International Equity Fund II                       5/8/95                  -23.38%           15.30%              13.87%
Federated International Small Co. Fund II                    5/1/00                      N/A              N/A             -21.23%
Federated Utility Fund II                                    2/10/94                  -9.85%            7.23%               7.56%
Invesco VIF Equity Income Fund                               8/10/94                   3.83%           12.54%              14.81%
Invesco VIF Financial Services                               9/20/99                  23.56%              N/A              27.80%
Invesco VIF Health Sciences                                  7/28/97                  29.24%              N/A              23.92%
Invesco VIF High Yield Fund                                  5/27/94                 -12.56%            2.19%               4.15%
Invesco VIF Real Estate Opportunity                          4/1/98                   27.35%              N/A               2.01%
Invesco VIF Technology                                       7/14/97                 -24.35%              N/A              34.00%
Invesco VIF Telecommunications                               9/20/99                 -26.90%              N/A              15.28%
Janus Aspen Series Aggressive Growth Portfolio               9/13/93                 -32.50%           19.01%              21.26%
Janus Aspen Series Growth Portfolio                          9/13/93                 -15.40%           18.21%              16.89%
Janus Aspen Series Worldwide Growth Portfolio                9/13/93                 -16.51%           21.80%              21.06%
Lazard Retirement Equity Portfolio                           3/18/98                  -1.08%              N/A               5.28%
Lazard Retirement Small Cap Portfolio                        11/4/97                  19.85%              N/A               4.98%
Lord Abbett Growth and Income Portfolio                     12/11/89                  14.63%           14.94%              14.53%
Mitchell Hutchins Series Trust Growth &
  Income Portfolio                                            1/2/92                   -5.54%           13.21%               9.22%
Neuberger Berman AMT Limited Maturity
  Bond Portfolio                                             9/10/84                   5.72%            3.68%               4.65%
Neuberger Berman AMT Partners Portfolio                      3/22/94                  -0.30%           13.71%              17.37%
Neuberger Berman Midcap Growth                               11/3/97                  -8.38%              N/A              29.34%
Pioneer Equity - Income VCT Portfolio                        9/14/99                  13.46%              N/A               8.61%
Pioneer Fund VCT Portfolio                                   5/1/00                      N/A              N/A              -2.25%
Rydex MMKT I                                                 11/2/98                   4.18%              N/A               3.33%
Rydex Variable Trust Nova Fund                               5/7/97                  -21.03%              N/A              12.07%
Rydex Variable Trust OTC Fund                                5/7/97                  -38.75%              N/A              26.61%
Seligman Communications & Info
  Portfolio (Class 2)                                       10/1/94                 -36.89%           15.38%              18.71%
Seligman Global Technology Portfolio (Class 2)               5/1/96                  -24.50%              N/A              23.80%
Strong MidCap Growth Fund II                                12/31/96                 -15.68%              N/A              26.93%
Strong Opportunity Fund II                                   5/8/92                    5.54%           18.15%              18.05%
Van Eck Worldwide Bond Fund                                  9/1/89                    0.86%            1.12%               3.48%
Van Eck Worldwide Emerging Markets Fund                     12/21/95                 -42.44%           -4.10%              -4.28%
Van Eck Worldwide Hard Assets Fund                           9/1/89                   10.30%            0.56%               2.61%
Van Eck Worldwide Real Estate Fund                           6/23/97                  17.49%              N/A               5.07%



     There is no performance shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
     Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF-- Health Sciences Fund, INVESCO
     VIF--Real Estate Opportunity Fund, INVESCO VIF-- Technology Portfolio, INVESCO VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Fund, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Conseco Variable is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from Conseco Variable, and its operations form a part of Conseco Variable.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Conseco Variable intends that all Variable Account Investment Options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.


GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


     The death benefits available for use with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. Returns of after-tax contributions), or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


     When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59-1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)



WITHDRAWALS - INVESTMENT ADVISER FEES

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.


QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Conseco Variable in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.   TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If your Contract is a tax-sheltered annuity, during the accumulation phase you may be able take a loan out of the fixed account using the contract as collateral. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money on the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions, and limitations regarding loans from your Contract.

B.   GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLANS UNDER
     SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33-1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

         attains age 70 1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section (403(b)(Tax-Sheltered Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59-1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; and (g) paid on account of an IRS levy on the qualified contract.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract

Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70-1/2 or (b) the calendar year in which the employee retires. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. When annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each portfolio at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each portfolio as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For Annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected (see "Annuity Options" in the prospectus), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3-1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Conseco Variable may offer, may be selected prior to the commencement of annuity payments.

The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3-1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

VALUE OF AN ANNUITY UNIT. At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-Account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3-1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.

AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of second and subsequent monthly variable annuity payments are determined by multiplying
(i) the number of Annuity Units established for the applicable Sub-Account by
(ii) the Annuity Unit value for the Sub-Account. If Annuity Units are established for more than one Sub-Account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-Account. If payments were based on the investment experience of more than one Sub-Account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-Account.

2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000

Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment would thus be 56 multiplied by $6.57, or $367.92.

Assume that the Annuity Unit Value for the Valuation Period in which the first monthly payment was due was $1.3000000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 / $1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3-1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130. The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.





                                                               [graphic omitted]
                                                                      CONSECO(R)
                                                                    Step up.(SM)
CONSECO VARIABLE INSURANCE COMPANY






ANNUAL REPORT
TO CONTRACT OWNERS

December 31, 2000











                                              Conseco Variable Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2000

================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT C                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ...............    2
Statement of Assets and Liabilities - Unit Progression as
  of December 31, 2000 ....................................................    6
Statements of Operations and Statements of Changes in
  Net Assets for the Year Ended December 31, 2000 .........................    8
Statements of Operations and Statements of Changes in
  Net Assets for the Year Ended December 31, 1999 .........................   16
Notes to Financial Statements .............................................   22
Report of Independent Accountants .........................................   26

Conseco Variable Annuity account C

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

========================================================================================================================
                                                                                    SHARES        COST         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .......................................................        67,884.8 $  3,844,074  $  3,208,914
     Leveraged AllCap Portfolio .............................................       166,248.8    8,184,857     6,450,452
     MidCap Growth Portfolio.................................................        21,678.9      684,226       663,809
     Small Capitalization Portfolio .........................................       105,247.9    3,613,763     2,472,274
   American Century Variable Portfolios, Inc:
     Income and Growth Fund..................................................        45,112.9      333,941       320,753
     International Fund......................................................        25,237.7      285,564       258,182
     Value Fund..............................................................        66,128.6      396,735       441,077
   Berger Institutional Products Trust:
     Growth Fund.............................................................        48,073.6      785,532       736,488
     Growth and Income Fund..................................................        50,177.1    1,312,608     1,153,069
     International Fund......................................................           764.8       10,487        10,018
     New Generation Fund.....................................................         9,563.1       84,850        56,614
     Small Company Growth Fund ..............................................        49,790.2    1,228,388     1,075,966
   Conseco Series Trust:
     Balanced Portfolio .....................................................     1,378,407.0   19,400,253    18,541,974
     Conseco 20 Focus Portfolio..............................................        14,721.0      164,721       124,855
     Equity Portfolio .......................................................    11,093,618.9  238,118,613   215,598,513
     Fixed Income Portfolio .................................................     1,172,445.8   11,580,926    11,287,413
     Government Securities Portfolio ........................................        51,269.7      593,703       591,598
     High Yield Portfolio....................................................         1,201.9       12,099        12,107
     Money Market Portfolio .................................................     7,120,956.4    7,120,956     7,120,956
   The Dreyfus Socially Responsible Growth Fund, Inc ........................       149,633.0    5,249,905     5,157,849
   Dreyfus Stock Index Fund .................................................       661,199.4   22,314,109    22,480,779
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ............................................        15,552.8      412,097       376,221
     International Value Portfolio ..........................................         2,895.3       41,896        39,144
   Federated Insurance Series:
     High Income Bond Fund II ...............................................        63,075.5      623,627       533,619
     International Equity Fund II ...........................................        25,820.6      566,849       477,423
     Utility Fund II ........................................................        41,403.8      576,664       515,063
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund......................................................         1,340.2       27,692        27,756
     High Yield Fund.........................................................         8,164.6       93,284        82,218
   Janus Aspen Series:
     Aggressive Growth Portfolio ............................................       328,334.8   17,191,118    11,918,555
     Growth Portfolio .......................................................       467,027.2   13,324,750    12,366,881
     Worldwide Growth Portfolio .............................................       848,984.7   28,799,507    31,395,453
   Lazard Retirement Series, Inc:
     Equity Portfolio........................................................         1,896.6       21,887        19,345
     Small Cap Portfolio.....................................................           912.7        9,985        10,725
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio.............................................         2,041.4       44,183        51,954
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio ............................................           770.8       11,481        11,192
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.........................................        39,196.4      504,837       517,001
     Partners Portfolio......................................................        34,757.3      605,362       562,026
   Rydex Variable Trust:
     Nova Fund...............................................................           640.6       10,875         8,897
     OTC Fund ...............................................................        15,569.6      561,108       355,454
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio ...............................         9,028.4      225,567       133,621
     Global Technology  Portfolio ...........................................         2,280.9       57,577        45,937
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .................................................        53,475.6    1,664,231     1,265,232
   Strong Opportunity Fund II, Inc. .........................................        15,244.5      407,996       364,953
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ....................................................         5,383.4       58,898        55,826
     Worldwide Emerging Markets Fund ........................................        13,010.1      172,616       107,853
     Worldwide Hard Assets Fund .............................................        18,397.0      196,459       222,052
     Worldwide Real Estate Fund .............................................         1,688.3       17,225        17,930
------------------------------------------------------------------------------------------------------------------------
        Total assets .....................................................................................   359,245,991
Liabilities:
   Amounts payable to Conseco Variable Insurance Company .................................................       510,721
------------------------------------------------------------------------------------------------------------------------
          Net assets .....................................................................................  $358,735,270
========================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2000

========================================================================================================================
                                                                                    UNITS      UNIT VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio........................................................     1,625,582.8  $ 1.972437  $  3,206,360
     Leveraged AllCap Portfolio .............................................     1,598,001.6    3.802351     6,076,163
     MidCap Growth Portfolio.................................................       303,861.3    2.182851       663,284
     Small Capitalization Portfolio .........................................     1,518,472.3    1.626814     2,470,272
   American Century Variable Portfolios, Inc:
     Income and Growth Fund..................................................       285,708.5    1.121764       320,498
     International Fund......................................................       149,695.8    1.723330       257,975
     Value Fund..............................................................       300,916.7    1.464668       440,743
   Berger Institutional Products Trust:
     Growth Fund.............................................................       466,809.7    1.576431       735,893
     Growth and Income Fund..................................................       548,888.4    2.099088     1,152,165
     International Fund......................................................         7,737.9    1.293686        10,010
     New Generation Fund.....................................................        96,214.0    0.588027        56,576
     Small Company Growth Fund ..............................................       442,433.2    2.429959     1,075,095
   Conseco Series Trust:
     Balanced Portfolio .....................................................     5,974,170.1    3.053060    18,239,500
     Conseco 20 Focus Portfolio..............................................       147,829.2    0.843954       124,761
     Equity Portfolio
       Qualified ............................................................     5,664,084.3   36.777882   208,313,024
       Nonqualified .........................................................       126,693.2   29.112816     3,688,396
     Fixed Income Portfolio
       Qualified ............................................................     1,750,249.5    6.187915    10,830,395
       Nonqualified .........................................................        55,817.9    5.945489       331,865
     Government Securities Portfolio ........................................       414,137.2    1.427306       591,101
     High Yield...........................................................           11,801.3    1.025111        12,098
     Money Market Portfolio
       Qualified ............................................................     2,298,269.0    3.079691     7,077,958
       Nonqualified .........................................................         4,502.1    3.079690        13,865
   The Dreyfus Socially Responsible Growth Fund, Inc ........................     1,946,032.8    2.610373     5,079,871
   Dreyfus Stock Index Fund .................................................     8,840,617.5    2.522392    22,299,503
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ............................................       331,573.3    1.133812       375,942
     International Value Portfolio ..........................................        34,328.3    1.139381        39,113
   Federated Insurance Series:
     High Income Bond Fund II................................................       410,606.6    1.265470       519,610
     International Equity Fund II ...........................................       227,718.7    2.094923       477,053
     Utility Fund II ........................................................       316,840.4    1.595460       505,506
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund......................................................        22,761.0    1.218339        27,731
     High Yield Fund.........................................................        91,169.2    0.901025        82,146
   Janus Aspen Series:
     Aggressive Growth Portfolio ............................................     3,896,189.3    3.029844    11,804,846
     Growth Portfolio .......................................................     4,537,895.9    2.701113    12,257,370
     Worldwide Growth Portfolio .............................................     9,424,505.0    3.254326    30,670,412
   Lazard Retirement Series, Inc:
     Equity Portfolio........................................................        17,246.5    1.120793        19,330
     Small Cap Portfolio.....................................................        10,016.7    1.069833        10,716
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio.............................................        38,899.0    1.334546        51,913
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio ............................................        10,919.4    1.024109        11,183
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.........................................       449,909.2    1.148228       516,598
     Partners Portfolio......................................................       413,115.9    1.359403       561,591
   Rydex Variable Trust:
     Nova Fund...............................................................           585.7   15.176410         8,889
     OTC Fund ...............................................................        14,990.7   23.690454       355,136
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio................................       240,260.3    0.555700       133,513
     Global Technology Portfolio.............................................        68,036.9    0.674749        45,908
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II..................................................       491,584.1    2.571691     1,264,202
   Strong Opportunity Fund II, Inc ..........................................       186,616.0    1.954076       364,662
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ....................................................        51,707.7    1.078804        55,782
     Worldwide Emerging Markets Fund ........................................       179,332.8    0.600920       107,765
     Worldwide Hard Assets Fund..............................................       199,902.1    1.109957       221,883
     Worldwide Real Estate Fund .............................................        18,411.5    0.973046        17,915
-----------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves..........................   $353,574,086
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2000

===============================================================================
                                                                      VALUE
-------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred
     annuity reserves (from page 3)..............................  $353,574,086
-------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
     Alger American  Leveraged AllCap Portfolio..................       378,936
     Conseco Series Trust:
       Balanced Portfolio........................................       267,746
       Equity Income Portfolio
         Qualified ..............................................     3,465,325
         Nonqualified ...........................................        28,601
       Fixed Income Portfolio
         Qualified ..............................................       118,716
       Money Market Portfolio
         Qualified ..............................................        23,498
     The Dreyfus Socially Responsible Growth Fund, Inc ..........        73,951
     Dreyfus Stock Index Fund ...................................       161,650
     Federated Insurance Series:
       Federated High Income Bond Fund II........................        13,452
       Federated Utility Fund II.................................         9,116
     Janus Aspen Series:
       Aggressive Growth Portfolio ..............................       118,446
       Growth Portfolio .........................................        97,630
       Worldwide Growth Portfolio ...............................       404,117
-------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity
           payment reserves......................................     5,161,184
-------------------------------------------------------------------------------
         Net assets .............................................  $358,735,270
===============================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT C

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2000

================================================================================

                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                  THE ALGER AMERICAN FUNDS                              PORTFOLIOS
                                                      --------------------------------------------------------------- -------------
                                                                         LEVERAGED        MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP         GROWTH      CAPITALIZATION       GROWTH
===================================================================================================================================
   Number of units, beginning of year ...............    1,184,056.2     1,092,625.9     107,741.1     1,477,791.4       180,072.1
   Units purchased ..................................      726,985.0     1,071,731.0     264,342.4       379,409.7       511,163.4
   Units redeemed ...................................     (285,458.4)     (566,355.3)    (68,222.2)     (338,728.8)     (405,527.0)
-----------------------------------------------------------------------------------------------------------------------------------
          Number of units, end of year ..............    1,625,582.8     1,598,001.6     303,861.3     1,518,472.3       285,708.5
===================================================================================================================================

                                                            AMERICAN CENTURY
                                                           VARIABLE PORTFOLIOS
                                                               (CONTINUED)                BERGER INSTITUTIONAL PRODUCTS TRUST
                                                     -----------------------------  -----------------------------------------------

                                                                                                    GROWTH AND
                                                         INTERNATIONAL      VALUE         GROWTH       INCOME       INTERNATIONAL
===================================================================================================================================
   Number of units, beginning of year...............        148,279.0      300,067.3      225,561.6     237,838.2          1,907.4
   Units purchased .................................        116,352.2      209,139.9      247,904.7     501,495.5        329,847.4
   Units redeemed ..................................       (114,935.4)    (208,290.5)      (6,656.6)   (190,445.3)      (324,016.9)
-----------------------------------------------------------------------------------------------------------------------------------
          Number of units, end of year .............        149,695.8      300,916.7      466,809.7     548,888.4          7,737.9
===================================================================================================================================

                                                            BERGER INSTITUTIONAL
                                                               PRODUCTS TRUST                    CONSECO SERIES TRUST
                                                                (CONTINUED)                          PORTFOLIOS
                                                   ---------------------------------   --------------------------------------------
                                                                             SMALL
                                                              NEW          COMPANY                     CONSECO
                                                           GENERATION       GROWTH       BALANCED      20 FOCUS          EQUITY
===================================================================================================================================
   Number of units, beginning of year ..............              0.0      158,133.4    6,250,753.5           0.0      6,332,523.1
   Units purchased .................................        428,539.9      411,835.7      827,092.2     188,085.8        463,653.1
   Units redeemed ..................................       (332,325.9)    (127,535.9)  (1,103,675.6)    (40,256.6)    (1,005,398.7)
----------------------------------------------------------------------------------------------------------------------------------
          Number of units, end of year                       96,214.0      442,433.2    5,974,170.1     147,829.2      5,790,777.5
==================================================================================================================================

                                                                       CONSECO SERIES TRUST
                                                                             PORTFOLIOS
                                                                            (CONTINUED)
                                                       ---------------------------------------------------------        DREYFUS
                                                                                                                       SOCIALLY
                                                            FIXED         GOVERNMENT        HIGH        MONEY        RESPONSIBLE
                                                           INCOME         SECURITIES        YIELD       MARKET          GROWTH
===================================================================================================================================
   Number of units, beginning of year                     2,208,602.6      989,802.9            0.0   3,362,182.4      1,607,963.6
   Units purchased ................................         221,476.7       93,369.5       11,801.3   4,359,092.6        775,775.4
   Units redeemed ................... .............        (624,011.9)    (669,035.2)           0.0  (5,418,503.9)      (437,706.2)
          Number of units, end of year ............       1,806,067.4      414,137.2       11,801.3   2,302,771.1      1,946,032.8
==================================================================================================================================

    The accompanying notes are an integral part of these financial statements


==================================================================================================================================

                        DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
                  ---------------------------------  ---------------------------------------------    -----------------------------
    DREYFUS
     STOCK          DISCIPLINED     INTERNATIONAL    HIGH INCOME   INTERNATIONAL                         EQUITY
     INDEX             STOCK            VALUE          BOND II       EQUITY II         UTILITY II        INCOME        HIGH YIELD
===================================================================================================================================
  8,745,043.0         57,394.8         5,892.4        521,674.5        158,076.2        417,936.4        12,179.6        119,098.6
  2,721,831.1        428,232.2        28,502.2        175,996.7        188,897.5         91,654.3        17,574.7         45,819.4
 (2,626,256.6)      (154,053.7)          (66.3)      (287,064.6)      (119,255.0)      (192,750.3)       (6,993.3)       (73,748.8)
-----------------------------------------------------------------------------------------------------------------------------------
  8,840,617.5        331,573.3        34,328.3        410,606.6        227,718.7        316,840.4        22,761.0         91,169.2
===================================================================================================================================

                                                   LAZARD RETIREMENT
         JANUS ASPEN SERIES PORTFOLIOS             SERIES PORTFOLIOS
---------------------------------------------  ------------------------
                                                                            LORD        MITCHELL
                                                                           ABBETT       HUTCHINS
                                                                        SERIES FUND   SERIES TRUST
  AGGRESSIVE                      WORLDWIDE                               GROWTH         GROWTH
    GROWTH          GROWTH         GROWTH       EQUITY      SMALL CAP    AND INCOME    AND INCOME
=================================================================================================
  2,363,771.3    3,595,530.3     8,203,822.8    1,021.9         44.2      13,117.1        6,824.5
  2,841,502.9    1,720,067.5     3,194,067.4   16,224.6      9,972.5      36,897.1        4,094.9
 (1,309,084.9)    (777,701.9)   (1,973,385.2)       0.0          0.0     (11,115.2)           0.0
--------------------------------------------------------------------------------------------------
  3,896,189.3    4,537,895.9     9,424,505.0   17,246.5     10,016.7      38,899.0       10,919.4
==================================================================================================

                                                                              STRONG
      NEUBERGER BERMAN                                                       VARIABLE
    ADVISERS MANAGEMENT                                                      INSURANCE
     TRUST PORTFOLIOS       RYDEX VARIABLE TRUST     SELIGMAN PORTFOLIOS      FUNDS
--------------------------- -------------------- -------------------------  ---------
                                                 COMMUNCIATIONS                          STRONG
   LIMITED                                            AND         GLOBAL     MID CAP  OPPORTUNITY
 MATURITY BOND  PARTNERS      NOVA      OTC       INFORMATION   TECHNOLOGY  GROWTH II   FUND II
================================================================================================
   79,073.7    422,449.4       0.0         0.0          0.0          0.0    110,428.3   160,379.9
  448,577.8    268,610.1     585.7    17,188.9    261,174.0     68,036.9    618,450.7   211,911.0
 (77,742.3)   (277,943.6)      0.0    (2,198.2)   (20,913.7)         0.0   (237,294.9) (185,674.9)
-------------------------------------------------------------------------------------------------
  449,909.2    413,115.9     585.7    14,990.7    240,260.3     68,036.9    491,584.1   186,616.0
=================================================================================================

         VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-------------------------------------------------------          ----------------
                 EMERGING       HARD          REAL                   COMBINED
    BOND         MARKETS       ASSETS        ESTATE                   TOTAL
-------------------------------------------------------          ----------------
  37,695.5     253,897.1     556,013.0      14,854.6               51,722,120.8
  14,773.1     184,240.8     536,107.7     137,147.5               26,427,232.6
    (760.9)   (258,805.1)   (892,218.6)   (133,590.6)             (21,885,704.9)
-------------------------------------------------------          ----------------
  51,707.7     179,332.8     199,902.1      18,411.5               56,263,648.5
=======================================================          ================

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                         THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                 LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH         ALLCAP       GROWTH    CAPITALIZATION   GROWTH
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares .............   $   438,203   $   686,477   $   35,070    $ 1,190,173   $   3,855
Expenses:
   Mortality and expense risk fees ............................        33,123        70,617        3,832         31,506       3,106
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       405,080       615,860       31,238      1,158,667         749
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments in
      portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................         6,582       571,825       13,967       (212,022)     21,596
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares ........................    (1,015,707)   (3,472,225)     (54,317)    (1,925,921)    (36,021)
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......    (1,009,125)   (2,900,400)     (40,350)    (2,137,943)    (14,425)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $  (604,045)  $(2,284,540)  $   (9,112)   $  (979,276)  $ (13,676)
===================================================================================================================================









STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH        ALLCAP       GROWTH    CAPITALIZATION   GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................   $   405,080   $   615,860   $   31,238  $ 1,158,667   $      749
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................         6,582       571,825       13,967     (212,022)      21,596
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    (1,015,707)   (3,472,225)     (54,317)  (1,925,921)     (36,021)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..      (604,045)   (2,284,540)      (9,112)    (979,276)     (13,676)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................       869,868     1,123,565       88,536      422,938       25,217
   Contract redemptions .......................................      (242,245)     (463,282)     (15,893)    (259,399)    (217,428)
   Net transfers ..............................................       414,927     2,426,709      382,190      (49,337)     298,132
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................     1,042,550     3,086,992      454,833      114,202      105,921
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       438,505       802,452      445,721     (865,074)      92,245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................     2,767,855     5,652,647      217,563    3,335,346      228,253
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................   $ 3,206,360   $ 6,455,099   $  663,284  $ 2,470,272   $  320,498
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                      CONSECO SERIES
         (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST                           TRUST PORTFOLIOS
----------------------------  ----------------------------------------------------------------------   ----------------------------
                                                                                           SMALL
                                            GROWTH AND                      NEW           COMPANY                        CONSECO
  INTERNATIONAL     VALUE       GROWTH        INCOME     INTERNATIONAL   GENERATION        GROWTH        BALANCED        20 FOCUS
===================================================================================================================================
 $     6,036     $  10,867    $    24,572   $    29,019   $        29     $        --     $    16,828    $ 2,755,224    $       221

       3,037         2,852          7,751         9,454           242             458           7,906        196,653            386
-----------------------------------------------------------------------------------------------------------------------------------
       2,999         8,015         16,821        19,565          (213)           (458)          8,922      2,558,571           (165)
 ----------------------------------------------------------------------------------------------------------------------------------



      65,998       (42,553)         7,186       142,343        12,416         (17,314)        144,858        490,251         (1,572)

    (132,688)       82,758       (203,574)     (351,225)         (841)        (28,237)       (316,818)    (1,890,548)       (39,865)
-----------------------------------------------------------------------------------------------------------------------------------
     (66,690)       40,205       (196,388)     (208,882)       11,575         (45,551)       (171,960)    (1,400,297)       (41,437)
-----------------------------------------------------------------------------------------------------------------------------------
 $   (63,691)   $   48,220   $   (179,567)  $  (189,317)  $    11,362     $   (46,009)    $  (163,038)   $ 1,158,274    $   (41,602)
===================================================================================================================================







===================================================================================================================================
      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                    CONSECO SERIES
         (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
----------------------------  ----------------------------------------------------------------------  -----------------------------
                                                                                           SMALL
                                            GROWTH AND                      NEW           COMPANY                       CONSECO
  INTERNATIONAL     VALUE       GROWTH        INCOME     INTERNATIONAL   GENERATION        GROWTH       BALANCED        20 FOCUS
-----------------------------------------------------------------------------------------------------------------------------------
$      2,999    $    8,015   $    16,821   $    19,565   $      (213)    $     (458)     $     8,922  $  2,558,571   $      (165)

      65,998       (42,553)        7,186       142,343        12,416        (17,314)         144,858       490,251        (1,572)

    (132,688)       82,758      (203,574)     (351,225)         (841)       (28,237)        (316,818)   (1,890,548)      (39,865)
-----------------------------------------------------------------------------------------------------------------------------------
     (63,691)       48,220      (179,567)     (189,317)       11,362        (46,009)        (163,038)    1,158,274       (41,602)
-----------------------------------------------------------------------------------------------------------------------------------

      86,281        53,265        73,036       389,160         9,506         48,596          350,749     1,716,161         4,798
     (25,114)       (6,875)      (12,200)     (152,488)         (220)            --          (57,931)   (1,955,789)           --
     (49,810)      (29,603)      419,212       539,837       (13,413)        53,989          530,008      (582,908)      161,565
-----------------------------------------------------------------------------------------------------------------------------------

      11,357        16,787       480,048       776,509        (4,127)       102,585          822,826      (822,536)      166,363
-----------------------------------------------------------------------------------------------------------------------------------
     (52,334)       65,007       300,481       587,192         7,235         56,576          659,788       335,738       124,761
-----------------------------------------------------------------------------------------------------------------------------------
     310,309       375,736       435,412       564,973         2,775             --          415,307    18,171,508            --
-----------------------------------------------------------------------------------------------------------------------------------
$    257,975    $  440,743   $   735,893   $ 1,152,165   $    10,010     $   56,576     $  1,075,095  $ 18,507,246   $   124,761
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                        CONSECO SERIES
                                                                                       TRUST PORTFOLIOS
                                                                                          (CONTINUED)
                                                            -----------------------------------------------------------------------
                                                                                 FIXED     GOVERNMENT      HIGH           MONEY
                                                                EQUITY          INCOME     SECURITIES      YIELD          MARKET
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares .......    $ 39,720,788   $    774,581   $    36,789    $     240    $  480,950
Expenses:
   Mortality and expense risk fees ......................       1,606,529         84,217         6,471           41        80,679
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................      38,114,259        690,364        30,318          199       400,271
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized  appreciation
   (depreciation) of investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ..............................       7,819,807       (119,137)      (80,566)          --            --
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares ..............     (39,324,269)       402,713       109,379            8            --
------------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares ..     (31,504,462)       283,576        28,813            8            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations    $  6,609,797   $    973,940   $    59,131    $     207    $  400,271
===================================================================================================================================








STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                        CONSECO SERIES
                                                                                       TRUST PORTFOLIOS
                                                                                          (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                              FIXED      GOVERNMENT       HIGH           MONEY
                                                             EQUITY          INCOME      SECURITIES       YIELD          MARKET
===================================================================================================================================
Changes from operations:
       Net investment income (expense) .............    $  38,114,259   $     690,364   $      30,318   $      199    $     400,271
       Net realized gains (losses) on sales of
        investments in portfolio shares ............        7,819,807        (119,137)        (80,566)          --               --
       Net change in unrealized appreciation
                 (depreciation) of investments in
                    portfolio shares ...............      (39,324,269)        402,713         109,379            8               --
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
            operations .............................        6,609,797         973,940          59,131          207          400,271
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
       Net contract purchase payments ..............        9,611,948         594,418          50,760        4,891        1,207,851
       Contract redemptions ........................      (25,980,399)     (1,376,829)       (251,523)          --       (1,925,747)
       Net transfers ...............................       (5,095,784)     (1,532,867)       (544,567)       7,000       (2,443,581)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from contract owners' transactions .....      (21,464,235)     (2,315,278)       (745,330)      11,891       (3,161,477)
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .      (14,854,438)     (1,341,338)       (686,199)      12,098       (2,761,206)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ......................      230,349,784      12,622,314       1,277,300           --        9,876,527
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...............    $ 215,495,346   $  11,280,976   $     591,101   $   12,098    $   7,115,321
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                 DREYFUS VARIABLE                                                             INVESCO VARIABLE
                                 INVESTMENT FUNDS                  FEDERATED INSURANCE FUNDS                  INVESTMENT FUNDS
                           ------------------------------  --------------------------------------------    ------------------------
  DREYFUS
  SOCIALLY      DREYFUS
RESPONSIBLE      STOCK      DISCIPLINED    INTERNATIONAL    HIGH INCOME    INTERNATIONAL                   EQUITY
  GROWTH         INDEX         STOCK           VALUE           BOND II       EQUITY II      UTILITY II     INCOME      HIGH YIELD
===================================================================================================================================

$    42,781   $   605,293    $     3,810     $     3,277     $    68,309    $    57,775    $    35,551   $     1,817   $       769

     52,655       252,798          1,741             252           6,251          3,926          6,201           281         1,284
------------------------------------------------------------------------------------------------------------------------------------
     (9,874)      352,495          2,069           3,025          62,058         53,849         29,350         1,536          (515)
------------------------------------------------------------------------------------------------------------------------------------



    269,288     1,421,525          1,124              (9)        (61,009)        65,113        (13,852)          291        (8,888)

   (958,200)   (4,461,829)       (43,132)         (2,748)        (65,934)      (225,389)       (74,534)         (511)       (9,069)
------------------------------------------------------------------------------------------------------------------------------------
   (688,912)   (3,040,304)       (42,008)         (2,757)       (126,943)      (160,276)       (88,386)         (220)      (17,957)
------------------------------------------------------------------------------------------------------------------------------------
$  (698,786)  $(2,687,809)   $   (39,939)    $       268     $   (64,885)   $  (106,427)   $   (59,036)  $     1,316   $   (18,472)
====================================================================================================================================


===================================================================================================================================

                                 DREYFUS VARIABLE                                                             INVESCO VARIABLE
                                 INVESTMENT FUNDS                  FEDERATED INSURANCE FUNDS                  INVESTMENT FUNDS
                           ------------------------------  --------------------------------------------    ------------------------
  DREYFUS
  SOCIALLY      DREYFUS
RESPONSIBLE      STOCK      DISCIPLINED    INTERNATIONAL    HIGH INCOME    INTERNATIONAL                   EQUITY
  GROWTH         INDEX         STOCK           VALUE           BOND II       EQUITY II      UTILITY II     INCOME      HIGH YIELD
===================================================================================================================================
 $     (9,874)   $  352,495    $     2,069    $     3,025   $    62,058    $    53,849    $   29,350   $      1,536    $      (515)

      269,288     1,421,525          1,124             (9)      (61,009)        65,113       (13,852)           291         (8,888)

     (958,200)   (4,461,829)       (43,132)        (2,748)      (65,934)      (225,389)      (74,534)          (511)        (9,069)
----------------------------------------------------------------------------------------------------------------------------------
     (698,786)   (2,687,809)       (39,939)           268       (64,885)      (106,427)      (59,036)         1,316        (18,472)
----------------------------------------------------------------------------------------------------------------------------------
    1,114,547     3,843,351         57,285         15,838       118,274         43,836        67,436          6,451         15,114
     (415,132)   (3,937,394)        (2,917)           (72)      (85,796)        (6,316)     (102,909)        (5,264)       (16,062)
      297,832       595,110        289,171         16,038      (184,693)       113,753      (130,548)        10,936        (21,161)
----------------------------------------------------------------------------------------------------------------------------------
      997,247       501,067        343,539         31,804      (152,215)       151,273      (166,021)        12,123        (22,109)
----------------------------------------------------------------------------------------------------------------------------------
      298,461    (2,186,742)       303,600         32,072      (217,100)        44,846      (225,057)        13,439        (40,581)
----------------------------------------------------------------------------------------------------------------------------------
    4,855,361    24,647,895         72,342          7,041       750,162        432,207       739,679         14,292        122,727
----------------------------------------------------------------------------------------------------------------------------------
  $ 5,153,822   $22,461,153    $   375,942    $    39,113   $   533,062    $   477,053    $  514,622   $     27,731    $    82,146
===================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2000



===================================================================================================================================
                                                                                                                LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS                SERIES PORTFOLIOS
                                                                --------------------------------------------  ---------------------
                                                                 AGGRESSIVE                     WORLDWIDE
                                                                    GROWTH          GROWTH        GROWTH       EQUITY    SMALL CAP
===================================================================================================================================
Investment income:
         Dividends from investments in portfolio shares.......   $ 1,733,432     $  1,111,534   $ 3,006,605   $ 2,181    $  114
Expenses:
         Mortality and expense risk fees ....................        148,000          135,134       357,778       111        30
-----------------------------------------------------------------------------------------------------------------------------------
             Net investment income (expense) ................      1,585,432          976,400     2,648,827     2,070        84
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments in portfolio shares:
    Net realized gains (losses) on sales of investments
             in portfolio shares ............................      1,748,535          456,459     2,139,323         4         4
    Net change in unrealized appreciation (depreciation) of
             investments in portfolio shares .................    (9,813,996)      (3,792,098)  (11,385,697)   (2,521)      737
-----------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares .......    (8,065,461)      (3,335,639)   (9,246,374)   (2,517)      741
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ....   $(6,480,029)    $ (2,359,239) $ (6,597,547)  $  (447)   $  825
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS-CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000



===================================================================================================================================
                                                                                                                LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS                SERIES PORTFOLIOS
                                                                --------------------------------------------  ---------------------
                                                                 AGGRESSIVE                     WORLDWIDE
                                                                    GROWTH          GROWTH        GROWTH       EQUITY    SMALL CAP
===================================================================================================================================
Changes from operations:
         Net investment income (expense).....................   $  1,585,432    $    976,400    $ 2,648,827  $  2,070    $    84
         Net realized gains (losses) on sales of investments
          in portfolio shares................................      1,748,535         456,459      2,139,323         4          4
         Net change in unrealized appreciation (depreciation)
           of investment in portfolio shares.................     (9,813,996)     (3,792,098)   (11,385,697)   (2,521)        737
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
           operations........................................     (6,480,029)     (2,359,239)    (6,597,547)     (477)        825
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments......................      2,807,596       2,503,014      5,210,969       394       2,071
         Contract redemptions................................     (1,703,039)     (1,278,386)    (3,857,000)       --          --
         Net transfers.......................................      6,688,941       1,912,353      4,151,256    18,225       7,781
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from contract owners' transactions..............      7,793,498       3,136,981      5,505,225    18,619       9,852
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets............      1,313,469         777,742     (1,092,322)   18,172      10,677
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year................................     10,609,823      11,577,258     32,166,851     1,158          39
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year..........................   $ 11,923,292    $ 12,355,000   $ 31,074,529  $ 19,330    $ 10,716
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                        STRONG
                                  NEUBERGER BERMAN                                                                     VARIABLE
                                ADVISERS MANAGEMENT                                                                    INSURANCE
                                  TRUST PORTFOLIOS            RYDEX VARIABLE TRUST         SELIGMAN PORTFOLIOS           FUNDS
  LORD          MITCHELL     ---------------------------     ----------------------   -------------------------------  -----------
 ABBETT         HUTCHINS
 SERIES          SERIES
  FUND           TRUST                                                                 COMMUNICATIONS
 GROWTH          GROWTH           LIMITED                                                     AND          GLOBAL         MID CAP
AND INCOME     AND  INCOME     MATURITY BOND   PARTNERS        NOVA            OTC        INFORMATION     TECHNOLOGY     GROWTH II
-----------  ----------------------------------------------------------------------------------------------------------------------

$       398      $     733      $   2,094      $ 114,204      $     663      $  15,818      $  18,074      $   1,301     $  93,955

        377            132          1,525          6,517             66          1,706            630            130         9,189
-----------------------------------------------------------------------------------------------------------------------------------
         21            601            569        107,687            597         14,112         17,444          1,171        84,766
-----------------------------------------------------------------------------------------------------------------------------------


       (846)             5           (404)       (36,437)            (1)       (17,956)        (2,807)           (34)      105,071

      7,710         (1,133)        11,567        (71,821)        (1,978)      (205,654)       (91,946)       (11,640)     (508,265)
-----------------------------------------------------------------------------------------------------------------------------------
      6,864         (1,128)        11,163       (108,258)        (1,979)      (223,610)       (94,753)       (11,674)     (403,194)
-----------------------------------------------------------------------------------------------------------------------------------
$     6,885      $    (527)     $  11,732      $    (571)     $  (1,382)     $(209,498)     $ (77,309)     $ (10,503)    $(318,428)
===================================================================================================================================





===================================================================================================================================
                                                                                                                        STRONG
                                  NEUBERGER BERMAN                                                                     VARIABLE
                                ADVISERS MANAGEMENT                                                                    INSURANCE
                                  TRUST PORTFOLIOS            RYDEX VARIABLE TRUST         SELIGMAN PORTFOLIOS           FUNDS
  LORD          MITCHELL     ---------------------------     ----------------------   -------------------------------  -----------
 ABBETT         HUTCHINS
 SERIES          SERIES
  FUND           TRUST                                                                COMMUNICATIONS
 GROWTH          GROWTH           LIMITED                                                   AND          GLOBAL         MID CAP
AND INCOME     AND  INCOME     MATURITY BOND   PARTNERS        NOVA          OTC       INFORMATION      TECHNOLOGY     GROWTH II
-----------  ----------------------------------------------------------------------------------------------------------------------
$     21       $    601      $    569      $  107,687      $   597      $  14,112      $ 17,444      $  1,171      $    84,766

    (846)             5          (404)        (36,437)          (1)       (17,956)       (2,807)          (34)         105,071
-----------------------------------------------------------------------------------------------------------------------------------
   7,710         (1,133)       11,567         (71,821)      (1,978)      (205,654)      (91,946)      (11,640)        (508,265)
-----------------------------------------------------------------------------------------------------------------------------------
   6,885           (527)       11,732            (571)      (1,382)      (209,498)      (77,309)      (10,503)        (318,428)

  25,239          1,893        16,766          97,722           50        306,549       134,069        13,272          619,799
    (133)            --        (2,935)        (19,707)          --        (46,176)      (17,223)           --          (53,191)
   4,651          2,418       405,157         (91,846)      10,221        304,261        93,976        43,139          679,208
-----------------------------------------------------------------------------------------------------------------------------------

  29,757          4,311       418,988         (13,831)      10,271        564,634       210,822        56,411        1,245,816
-----------------------------------------------------------------------------------------------------------------------------------
  36,642          3,784       430,720         (14,402)       8,889        355,136       133,513        45,908          927,388
-----------------------------------------------------------------------------------------------------------------------------------
  15,271          7,399        85,878         575,993           --             --            --            --          336,814
-----------------------------------------------------------------------------------------------------------------------------------
$ 51,913       $ 11,183      $516,598      $  561,591      $ 8,889      $ 355,136      $133,513      $ 45,908      $ 1,264,202
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000



===================================================================================================================================
                                                                                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ---------------------------------------------------
                                                                   STRONG
                                                                 OPPORTUNITY                    EMERGING       HARD       REAL
                                                                    FUND II         BOND         MARKETS       ASSETS    ESTATE
===================================================================================================================================
Investment income:
         Dividends from investments in portfolio shares.......   $    45,902    $     1,935   $     --      $  2,956    $  270
Expenses:
         Mortality and expense risk fees ....................          3,117            463      1,896         2,419       188
-----------------------------------------------------------------------------------------------------------------------------------
             Net investment income (expense) ................         42,785          1,472     (1,896)          537        82
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments in portfolio shares:
    Net realized gains (losses) on sales of investments
             in portfolio shares ............................         58,978            (36)    79,956        19,915     3,302
    Net change in unrealized appreciation (depreciation) of
             investments in portfolio shares .................       (81,582)          (671)  (168,234)       (7,221)      773
-----------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares........       (22,604)          (707)   (88,278)       12,694     4,075
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations.....   $    20,181    $       765   $(90,174)     $ 13,231    $4,157
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS-CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000


===================================================================================================================================
                                                                                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ---------------------------------------------------
                                                                   STRONG
                                                                 OPPORTUNITY                    EMERGING       HARD       REAL
                                                                    FUND II         BOND         MARKETS       ASSETS    ESTATE
===================================================================================================================================
Changes from operations:
         Net investment income (expense).....................   $     42,785        $  1,472   $ (1,896)     $    537   $    82
         Net realized gains (losses) on sales of investments
          in portfolio shares................................         58,978             (36)    79,956        19,915     3,302
         Net change in unrealized appreciation (depreciation)
           of investment in portfolio shares.................        (81,582)           (671)  (168,234)       (7,221)      773
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
           operations........................................         20,181             765    (90,174)       13,231     4,157
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments......................         21,603          12,040     28,324        17,172       767
         Contract redemptions................................        (73,267)           (534)   (16,953)      (38,734)       --
         Net transfers.......................................         99,198           3,190    (78,517)     (329,326)      689
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from contract owners' transactions..............         47,534          14,696    (67,146)     (350,888)    1,456
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets............         67,715          15,461   (157,320)     (337,657)    5,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year................................        296,947          40,321    265,085       559,540    12,302
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year..........................   $    364,662        $ 55,782   $107,765      $221,883   $17,915
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

   COMBINED
    TOTAL
---------------
$ 53,181,473

   3,143,657
---------------
  50,037,816
---------------



  15,050,279

 (80,162,414)
--------------
  65,112,135)
--------------
$(15,074,319)
=============


================================================================================

   COMBINED
    TOTAL
---------------
$ 50,037,816

  15,050,279

 (80,162,414)
---------------
 (15,074,319)
---------------

  33,832,985
 (44,622,502)
   9,803,112
---------------

    (986,405)
---------------
 (16,060,724)
---------------
 374,795,994
---------------
$358,735,270
===============

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                              THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                 LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH         ALLCAP       GROWTH    CAPITALIZATION   GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares .............   $  128,480     $  173,044   $   15,904     $ 313,672     $    27
Expenses:
   Mortality and expense risk fees ............................       17,060         31,692        1,384        25,908       1,856
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................      111,420        141,352       14,520       287,764      (1,829)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................       111,748       558,078       10,857        50,558       2,160
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares ........................       295,980     1,309,281       19,785       638,612       8,273
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......       407,728     1,867,359       30,642       689,170      10,433
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $   519,148    $2,008,711   $   45,162     $ 976,934     $ 8,604
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH        ALLCAP       GROWTH    CAPITALIZATION   GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   111,420   $   141,352   $  14,520   $   287,764   $ (1,829)
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................       111,748       558,078      10,857        50,558      2,160
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       295,980     1,309,281      19,785       638,612      8,273
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..       519,148     2,008,711      45,162       976,934      8,604
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................       536,875       709,993      59,860       411,916     54,378
   Contract redemptions .......................................      (245,853)     (236,059)     (2,797)     (216,597)    (5,265)
   Net transfers ..............................................     1,364,778     1,780,573     (17,279)     (236,971)    71,174
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................     1,655,800     2,254,507      39,784      (41,652)    120,287
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     2,174,948     4,263,218      84,946      935,282     128,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................       592,907     1,389,429     132,617    2,400,064      99,362
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................   $ 2,767,855   $ 5,652,647   $ 217,563  $ 3,335,346   $ 228,253
===================================================================================================================================



   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
     AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                       BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
-------------------------------   --------------------------------------------------------  ---------------------------------------
                                                                SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
INTERNATIONAL         VALUE       GROWTH          INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY        INCOME
===================================================================================================================================
 $         --    $    16,781   $         67   $         --  $         --   $         15   $ 3,303,327   $ 64,761,215   $    890,651

         1,617         2,993          3,068          3,685         2,143             15       160,412      1,193,037        103,858
-----------------------------------------------------------------------------------------------------------------------------------
        (1,617)       13,788         (3,001)        (3,685)       (2,143)            --     3,142,915     63,568,178        786,793
-----------------------------------------------------------------------------------------------------------------------------------


         3,093       (24,861)         7,460         23,544        11,746         (1,677)      419,126     10,008,486       (184,733)

       104,334       (35,009)       132,558        168,678       164,105            373       729,573      3,199,282       (792,858)
------------------------------------------------------------------------------------------------------------------------------------
       107,427       (59,870)       140,018        192,222       175,851         (1,304)    1,148,699     13,207,768       (977,591)
------------------------------------------------------------------------------------------------------------------------------------
  $    105,810   $   (46,082)  $    137,017   $    188,537  $    173,708   $     (1,304)  $ 4,291,614   $ 76,775,946   $   (190,798)
====================================================================================================================================





===================================================================================================================================
     AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                       BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
-------------------------------   --------------------------------------------------------  ---------------------------------------
                                                                SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
INTERNATIONAL         VALUE       GROWTH          INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY        INCOME
===================================================================================================================================


  $     (1,617)  $    13,788   $     (3,001)  $     (3,685) $     (2,143)  $         --   $ 3,142,915   $ 63,568,178   $  786,793

         3,093       (24,861)         7,460         23,544        11,746         (1,677)      419,126     10,008,486      (184,733)

       104,334       (35,009)       132,558        168,678       164,105            373       729,573      3,199,282      (792,858)
------------------------------------------------------------------------------------------------------------------------------------
       105,810       (46,082)       137,017        188,537       173,708         (1,304)    4,291,614     76,775,946      (190,798)
------------------------------------------------------------------------------------------------------------------------------------

        34,926        66,180         46,621        103,748        42,921          4,918     1,850,837      9,915,752       948,729
       (34,093)         (797)       (13,320)       (77,541)      (13,080)            --    (1,231,243)   (19,376,258)   (1,468,531)
        68,072       214,621          8,401        176,231        96,668           (839)   (3,030,882)   (20,639,749)   (1,366,270)
-----------------------------------------------------------------------------------------------------------------------------------

        68,905       280,004         41,702        202,438       126,509          4,079    (2,411,288)   (30,100,255)   (1,886,072)
-----------------------------------------------------------------------------------------------------------------------------------
       174,715       233,922        178,719        390,975       300,217          2,775     1,880,326     46,675,691    (2,076,870)
-----------------------------------------------------------------------------------------------------------------------------------
       135,594       141,814        256,693        173,998       115,090             --    16,291,182    183,674,093    14,699,184
-----------------------------------------------------------------------------------------------------------------------------------
  $    310,309   $   375,736   $    435,412   $    564,973  $    415,307   $      2,775   $18,171,508   $230,349,784  $ 12,622,314
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                    CONSECO SERIES                                       DREYFUS
                                                                    TRUST PORTFOLIOS                                     VARIABLE
                                                                       (CONTINUED)                                      INVESTMENT
                                                                 --------------------------                            -------------
                                                                                              DREYFUS
                                                                                              SOCIALLY      DREYFUS
                                                                  GOVERNMENT       MONEY     RESPONSIBLE     STOCK      DISCIPLINED
                                                                  SECURITIES       MARKET      GROWTH        INDEX         STOCK
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares .............   $  107,961   $  361,663     $ 161,066     $ 411,370    $  699
Expenses:
   Mortality and expense risk fees ............................       13,829       74,500        31,289       198,788       420
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       94,132      287,163       129,777       212,582       279
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................      (39,974)         --        121,526     1,264,839     3,050
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares ........................     (103,269)         --        661,999     2,084,671     4,512
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......     (143,243)         --        783,525     3,349,510     7,562
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $  (49,111)  $ 287,163      $ 913,302    $3,562,092    $7,841
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS-CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999


===================================================================================================================================
                                                                    CONSECO SERIES                                       DREYFUS
                                                                    TRUST PORTFOLIOS                                     VARIABLE
                                                                       (CONTINUED)                                      INVESTMENT
                                                                 --------------------------                            -------------
                                                                                              DREYFUS
                                                                                              SOCIALLY      DREYFUS
                                                                  GOVERNMENT       MONEY     RESPONSIBLE     STOCK      DISCIPLINED
                                                                  SECURITIES       MARKET      GROWTH        INDEX         STOCK
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $    94,132   $ 287,163   $  129,777  $   212,582     $   279
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................       (39,974)         --      121,526    1,264,839       3,050
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................      (103,269)         --      661,999    2,084,671       4,512
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..       (49,111)    287,163      913,302    3,562,092       7,841
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................        68,158   1,321,953      980,324    4,113,547      26,306
   Contract redemptions .......................................      (205,996) (2,655,856)    (140,733)  (1,780,271)         --
   Net transfers ..............................................       525,195   5,473,590    1,256,049    4,598,908      18,846
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................       387,357   4,139,687    2,095,640    6,932,184      45,152
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       338,246   4,426,850    3,008,942   10,494,276      52,993
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................       939,054   5,449,677    1,846,419   14,153,619      19,349
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................   $ 1,277,300  $9,876,527   $4,855,361  $24,647,895     $72,342
===================================================================================================================================



   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUND              INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
-------------- --------------------------------------------   -------------------------   ----------------------------------------
 INTERNATIONAL   HIGH INCOME   INTERNATIONAL                   EQUITY                        AGGRESSIVE                  WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
===================================================================================================================================
$        497   $     53,015   $      6,865  $     52,867   $        185   $      7,078   $    170,221  $     53,182   $     37,051

          18          7,373          2,752         7,442            237            652         49,307        69,843        211,547
-----------------------------------------------------------------------------------------------------------------------------------
         479         45,642          4,113        45,425            (52)         6,426        120,914       (16,661)      (174,496)
-----------------------------------------------------------------------------------------------------------------------------------


          --        (19,531)        57,813         8,985          4,665             41        862,750       671,059        803,052

          (4)       (23,518)       133,905       (48,438)          (739)          (816)     3,700,827     2,118,576     11,240,473
-----------------------------------------------------------------------------------------------------------------------------------
          (4)       (43,049)       191,718       (39,453)         3,926           (775)     4,563,577     2,789,635     12,043,525
-----------------------------------------------------------------------------------------------------------------------------------
$        475   $      2,593   $    195,831  $      5,972   $      3,874   $      5,651   $  4,684,491  $  2,772,974   $ 11,869,029
===================================================================================================================================



===================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUND              INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
-------------- --------------------------------------------   -------------------------   ----------------------------------------
 INTERNATIONAL   HIGH INCOME   INTERNATIONAL                   EQUITY                        AGGRESSIVE                  WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
===================================================================================================================================
$        479   $     45,642   $      4,113   $     45,425   $        (52)  $      6,426   $    120,914   $    (16,661) $   (174,496)

          --        (19,531)        57,813          8,985          4,665             41        862,750        671,059       803,052

          (4)       (23,518)       133,905        (48,438)          (739)          (816)     3,700,827      2,118,576    11,240,473
----------------------------------------------------------------------------------------------------------------------------------
         475          2,593        195,831          5,972          3,874          5,651      4,684,491      2,772,974    11,869,029
-----------------------------------------------------------------------------------------------------------------------------------
       1,121        248,365         46,235        160,218          6,527         17,301        867,225      1,432,168     3,759,132
          --       (131,357)       (40,030)      (130,590)       (39,449)          (169)      (850,365)      (605,936)   (1,445,920)
       5,445         72,129            433        (48,512)         7,531         78,290      2,922,201      4,119,809     2,721,386
-----------------------------------------------------------------------------------------------------------------------------------
       6,566        189,137          6,638        (18,884)       (25,391)        95,422      2,939,061      4,946,041     5,034,598
-----------------------------------------------------------------------------------------------------------------------------------
       7,041        191,730        202,469        (12,912)       (21,517)       101,073      7,623,552      7,719,015    16,903,627
-----------------------------------------------------------------------------------------------------------------------------------
          --        558,432        229,738        752,591         35,809         21,654      2,986,271      3,858,243    15,263,224
-----------------------------------------------------------------------------------------------------------------------------------
$      7,041   $    750,162   $    432,207   $    739,679   $     14,292   $    122,727   $ 10,609,823   $ 11,577,258  $ 32,166,851
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                    LAZARD RETIREMENT                                     TRUST
                                                                     SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  ------------------------                             ------------
                                                                                                             MITCHELL
                                                                                             LORD ABBETT     HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST   LIMITED
                                                                                              GROWTH AND    GROWTH AND   MATURITY
                                                                    EQUITY     SMALL CAP        INCOME        INCOME       BOND
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares .............      $    38       $   --        $ 1,204     $     --   $ 13,707
Expenses:
   Mortality and expense risk fees ............................            5           35            234           60      2,419
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................           33          (35)           970          (60)    11,288
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments:
       Net realized gains (losses) on sales of investments
           in portfolio shares ................................           --          403          2,442            5     (9,505)
       Net change in unrealized appreciation (depreciation) of
           investments in portfolio shares ....................          (20)        (359)          (434)         687       (453)
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares....          (20)          44          2,008          692     (9,958)
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations ................................      $    13       $    9        $ 2,978     $    632    $ 1,330
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000


===================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                    LAZARD RETIREMENT                                     TRUST
                                                                     SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  ------------------------                             ------------
                                                                                                             MITCHELL
                                                                                             LORD ABBETT     HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST   LIMITED
                                                                                              GROWTH AND    GROWTH AND   MATURITY
                                                                    EQUITY     SMALL CAP        INCOME        INCOME       BOND
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................     $   33     $    (35)      $      970      $   (60)   $  11,288
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................        --           403            2,442            5       (9,505)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................        (20)        (359)            (434)         687         (453)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..         13            9            2,978          632        1,330
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................        470           23            2,114        1,597       18,533
   Contract redemptions .......................................         --           --           (2,618)          --       (1,945)
   Net transfers ..............................................        675       (3,687)          (1,174)         (77)    (176,039)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
           from contract owners' transactions .................       1,145      (3,664)          (1,678)       1,520     (159,451)
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets ............       1,158      (3,655)           1,300        2,152     (158,121)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................          --       3,694           13,971        5,247      243,999
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ..........................     $1,158     $     39       $   15,271      $ 7,399   $   85,878
===================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
NEUBERGER
 BERMAN
 ADVISERS
MANAGMENT       STRONG
  TRUST        VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------    ----------           STRONG         -----------------------------------------------------------
                MID CAP          OPPORTUNITY                      EMERGING            HARD            REAL             COMBINED
PARTNERS        GROWTH II           FUND II         BOND           MARKETS            ASSETS          ESTATE             TOTAL
==============================================================================================================      ===============
$  14,677        $      99        $  15,306        $  2,318        $      --        $   2,415        $     58        $  71,076,725


    5,325            1,397            2,006             403            1,425            2,876             114            2,233,024
-------------------------------------------------------------------------------------------------------------       --------------
    9,352           (1,298)          13,300           1,915           (1,425)            (461)            (56)          68,843,701
-------------------------------------------------------------------------------------------------------------       --------------



   (6,481)           3,848           15,250             285           (3,381)         (42,065)             17           14,694,678

   26,253          104,993           29,993          (5,860)         121,754          100,379            (232)          26,087,847
-------------------------------------------------------------------------------------------------------------       --------------
   19,772          108,841           45,243          (5,575)         118,373           58,314            (215)          40,782,525
---------------------------------------------------------------------------------------------------------------     --------------
$  29,124        $ 107,543        $  58,543       $  (3,660)       $116,948         $  57,853        $   (271)       $ 109,626,226
===============================================================================================================     ==============









===================================================================================================================================
NEUBERGER
 BERMAN
 ADVISERS
MANAGMENT       STRONG
  TRUST        VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------    ----------           STRONG         -----------------------------------------------------------
                MID CAP          OPPORTUNITY                      EMERGING            HARD            REAL             COMBINED
PARTNERS        GROWTH II           FUND II         BOND           MARKETS            ASSETS          ESTATE             TOTAL
==============================================================================================================      ==============
$   9,352        $  (1,298)       $  13,300        $  1,915        $  (1,425)       $    (461)       $    (56)      $  68,843,701

   (6,481)           3,848           15,250             285           (3,381)         (42,065)             17          14,694,678

   26,253          104,993           29,993          (5,860)         121,754          100,379            (232)         26,087,847
--------------------------------------------------------------------------------------------------------------      -------------
   29,124          107,543           58,543          (3,660)         116,948           57,853            (271)        109,626,226
-------------------------------------------------------------------------------------------------------------       -------------

  166,393           30,192           70,611          13,252           18,011           24,652             382          28,182,464
  (29,377)          (3,003)         (54,554)         (5,053)          (2,937)          (1,281)             --         (31,048,874)
  (21,587)         (33,708)          98,488            (354)          39,382          311,470           9,394             462,611
-------------------------------------------------------------------------------------------------------------       -------------

  115,429           (6,519)         114,545           7,845           54,456          334,841           9,776          (2,403,799)
--------------------------------------------------------------------------------------------------------------      -------------
  144,553          101,024          173,088           4,185          171,404          392,694           9,505         107,222,427
-------------------------------------------------------------------------------------------------------------       -------------
  431,440          235,790          123,859          36,136           93,681          166,846           2,797         267,573,567
--------------------------------------------------------------------------------------------------------------      -------------
$ 575,993        $ 336,814        $ 296,947        $ 40,321        $ 265,085        $ 559,540        $ 12,302       $ 374,795,994
==============================================================================================================      =============

CONSECO VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 AND 1999
===============================================================================
(1) GENERAL

   Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

   The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (May 1, 1997)
   Leveraged AllCap Portfolio  (June 1, 1995)
   MidCap Growth Portfolio  (May 1, 1997)
   Small Capitalization Portfolio  (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund (May 1 1997)
   Growth and Income Fund (May 1, 1997)
   International Fund (May 1, 1997)
   New Generation Fund (May 1, 2000)
   Small Company Growth Fund (May 1, 1997)

CONSECO SERIES TRUST
   Balanced Portfolio (May 1, 1993)
   Conseco 20 Focus Portfolio (May 1, 2000)
   Equity Portfolio (May 1, 1993)
   Fixed Income  Portfolio (May 1, 1993)
   Government Securities Portfolio (May 1, 1993)
   High Yield Portfolio (May 1, 2000)
   Money Market Portfolio (May 1, 1993)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST (MAY 1, 2000)
   Nova Fund
   OTC Fund

SELIGMAN PORTFOLIOS, INC. (MAY 1, 2000)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II  (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund (June 1, 1995)
   Worldwide  Emerging  Markets Fund (June 1,  1996)
   Worldwide  Hard Assets Fund (June 1, 1995)
   Worldwide Real Estate Fund  (May 1, 1998)

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2000 AND 1999

===============================================================================

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                     3.5% RATE     3.5% RATE
                                                    DECEMBER 31,   DECEMBER 31,
                                                      2000           1999
===============================================================================
The Alger American Fund:
  Leveraged AllCap................................$  0.945        $ 1.264
Conseco Series Trust:
  Balanced Portfolio..............................   1.362          1.305
  Equity Portfolio
   Qualified......................................  10.575         10.473
   Nonqualified...................................   9.791          9.697
  Fixed Income Portfolio
   Qualified......................................   5.036          4.789
   Nonqualified...................................   5.040          4.792
Money Market Portfolio
   Qualified......................................   1.038          1.022
The Dreyfus Socially Responsible Growth Fund......   0.893          1.049
Dreyfus Stock Index Fnd...........................   1.089          1.255
Federated Insurance Series:
   High Income Bond Fund II.......................   0.849          0.975
   Utility Fund II................................   0.866            N/A
Janus Aspen Series:
   Aggressive Growth Portfolio....................   0.556            N/A
   Growth Portfolio...............................   0.938          1.132
   Worldwide Growth Portfolio.....................   2.142          2.611
===============================================================================

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $121,154,818 and $134,689,005 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $72,150,013 and $67,907,279 for the years ended December 31, 2000 and 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $3,143,657 and $2,233,024 for the years ended December 31, 2000 and 1999, respectively.

Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $594,124 and $465,909 for the years ended December 31, 2000 and 1999, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

  Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS
Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT C

(6) NET ASSETS

AS OF DECEMBER 31, 2000

==================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                               THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                              --------------------------------------------------------  -----------
                                                                            LEVERAGED      MID CAP          SMALL       INCOME AND
                                                                GROWTH         ALLCAP       GROWTH       CAPITALIZATION   GROWTH
===================================================================================================================================
Net assets at December 31, 1997 ..............................$   145,285   $   721,092   $    12,806   $ 2,246,208   $         --
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed ..  3,028,615     5,568,257       595,672       (91,321)       310,974
Undistributed net investment income (expense) ................    540,026       784,363        51,504     1,696,340           (800)
Undistributed net realized gain (loss) on sales of investments    125,949     1,210,232        22,489      (124,599)        23,511
Net unrealized appreciation (depreciation) of investments ....   (633,515)   (1,828,845)      (19,187)   (1,256,356)       (13,187)
----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................  3,206,360   $ 6,455,099   $   663,284   $ 2,470,272   $    320,498
==================================================================================================================================

                                                                   AMERICAN CENTURY
                                                                  VARIABLE PORTFOLIOS
                                                                       (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST
                                                              ---------------------------- ----------------------------------------
                                                                                                        GROWTH AND
                                                               INTERNATIONAL     VALUE      GROWTH        INCOME      INTERNATIONAL
==================================================================================================================================
Net assets at December 31, 1997 ..............................$       105   $    23,511   $    47,882   $    78,390   $      3,000
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed ..    212,582       418,364       705,912     1,048,019         (3,390)
Undistributed net investment income (expense) ................      1,758        25,985        13,201        15,929           (244)
Undistributed net realized gain (loss) on sales of investments     70,909       (71,387)       15,330       168,399         11,112
Net unrealized appreciation (depreciation) of investments ....    (27,379)       44,270       (46,432)     (158,572)          (468)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................$   257,975   $   440,743   $   735,893   $ 1,152,165   $     10,010
===================================================================================================================================

                                                               BERGER INSTITUTIONAL
                                                                  PRODUCTS TRUST                  CONSECO SERIES TRUST
                                                                    (CONTINUED)                         PORTFOLIOS
                                                              ---------------------------- ----------------------------------------
                                                                                 SMALL
                                                                   NEW          COMPANY                      CONSECO
                                                                GENERATION       GROWTH     BALANCED        20 FOCUS     EQUITY
===================================================================================================================================
Net assets at December 31, 1997 ..............................$        --   $    .2,677   $14,113,503   $        --   $190,813,333
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed ..    102,585     1,062,155    (2,366,105)      166,363    (84,276,008)
Undistributed net investment income (expense) ................       (458)        6,308     6,700,276          (165)   116,256,493
Undistributed net realized gain (loss) on sales of investments    (17,314)      156,286     1,249,732        (1,572)    25,042,385
Net unrealized appreciation (depreciation) of investments ....    (28,237)     (152,331)   (1,190,160)      (39,865)   (32,340,857)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................$    56,576   $ 1,075,095    18,507,246       124,761   $215,495,346
===================================================================================================================================

                                                                         CONSECO SERIES TRUST
                                                                                PORTFOLIOS
                                                                                (CONTINUED)                               DREYFUS
                                                              -----------------------------------------------------       SOCIALLY
                                                                 FIXED        GOVERNMENT      HIGH        MONEY         RESPONSIBLE
                                                                INCOME        SECURITIES      YIELD       MARKET          GROWTH
===================================================================================================================================
Net assets at December 31, 1997 ..............................$15,912,449   $   612,225   $        --   $ 4,426,949   $    645,695
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed .. (6,207,764)      (74,263)       11,891     1,795,345      4,003,675
Undistributed net investment income ..........................  2,401,404       164,958           199       893,027        175,894
Undistributed net realized gain on sales of investments ......   (264,463)     (103,191)           --            --        464,744
Net unrealized appreciation/(depreciation) of investments ....   (560,650)       (8,628)            8            --       (136,186)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................$11,280,976   $   591,101   $    12,098   $ 7,115,321   $  5,153,822
===================================================================================================================================

==================================================================================================================================
                    DREYFUS VARIABLE                                                                     INVESCO  VARIABLE
                     INVESTMENT FUNDS                     FEDERATED INSURANCE SERIES                       INVESTMENT FUND
    DREYFUS     -----------------------------     ----------------------------------------------    ----------------------------
    STOCK        DISCIPLINED    INTERNATIONAL      HIGH INCOME    INTERNATIONAL                       EQUITY
    INDEX           STOCK           VALUE            BOND II        EQUITY II        UTILITY II       INCOME         HIGH YIELD
==================================================================================================================================
$  5,606,316    $         --     $         --     $    141,732     $    141,512    $     306,571    $         --     $        --

  13,728,512         405,251           38,370          452,512          210,049          184,026          19,533          93,953
     626,698           2,393            3,504          111,319           56,035           98,656           3,178           8,110
   3,188,697           4,174               (9)         (75,339)         169,159           39,668           4,957          (8,851)
    (689,070)        (35,876)          (2,752)         (97,162)         (99,702)        (114,299)             63         (11,066)
-----------------------------------------------------------------------------------------------------------------------------------
$ 22,461,153    $    375,942     $     39,113     $    533,062    $     477,053    $     514,622    $     27,731     $    82,146
===================================================================================================================================


                                                         LAZARD RETIREMENT
          JANUS ASPEN SERIES PORTFOLIOS                  SERIES PORTFOLIOS
----------------------------------------------     ---------------------------
                                                                                        LORD          MITCHELL
                                                                                       ABBETT         HUTCHINS
                                                                                    SERIES FUND     SERIES TRUST
 AGGRESSIVE                        WORLDWIDE                                           GROWTH          GROWTH
   GROWTH           GROWTH          GROWTH           EQUITY         SMALL CAP        AND INCOME      AND INCOME
===================================================================================================================
$  1,732,743     $ 1,711,973      $ 9,289,971      $        --    $          --     $         --     $        --

  11,296,663       9,401,822       13,677,300           19,764            9,527           40,713          10,574
   1,685,019       1,092,184        2,818,277            2,103               43            1,833             889
   2,664,794       1,314,749        3,670,932                4              407            1,596              10
  (5,455,927)     (1,165,728)       1,618,049           (2,541)             739            7,771            (290)
-------------------------------------------------------------------------------------------------------------------
$ 11,923,292     $12,355,000      $31,074,529      $    19,330    $      10,716     $     51,913     $    11,183
===================================================================================================================


                                                                                                       STRONG
       NEUBERGER BERMAN                                                                               VARIABLE
     ADVISERS MANAGEMENT                                                                             INSURANCE
      TRUST PORTFOLIOS                RYDEX VARIABLE TRUST             SELIGMAN PORTFOLIOS             FUNDS
----------------------------      ----------------------------    ------------------------------     -----------
                                                                  COMMUNICATIONS                                        STRONG
  LIMITED                                                              AND             GLOBAL          MID CAP        OPPORTUNITY
MATURITY BOND      PARTNERS           NOVA             OTC         INFORMATION       TECHNOLOGY       GROWTH II         FUND II
===================================================================================================================================
$         --      $   74,763      $        --      $        --    $          --     $         --     $     5,080      $    5,042

     502,687         461,433           10,271          564,634          210,822           56,411       1,465,375         274,006
      11,727         123,380              597           14,112           17,444            1,171          83,314          57,121
      (9,981)        (52,973)              (1)         (17,956)          (2,807)             (34)        109,399          71,565
      12,165          45,012           (1,978)        (205,654)         (91,946)         (11,640)       (398,966)        (43,072)
-----------------------------------------------------------------------------------------------------------------------------------
$    516,598      $  561,591      $     8,889      $   355,136     $    133,513     $     45,908     $ 1,264,202      $  364,662
===================================================================================================================================


         VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------------------------------------------------------
                   EMERGING          HARD             REAL                             COMBINED
    BOND            MARKETS         ASSETS           ESTATE                              TOTAL
==============================================================                      ============
$     17,407      $   80,220      $   345,128      $        --                      $249,263,568

      38,062          28,196          (98,154)          13,870                       (20,872,260)
       3,277          (2,816)          48,416               21                       136,594,003
         448          54,894          (91,171)           3,319                        39,018,202
      (3,412)        (52,729)          17,664              705                       (45,268,243)
--------------------------------------------------------------                      ------------
$     55,782      $  107,765      $   221,883      $    17,915                      $358,735,270
==============================================================                      ============

REPORT OF INDEPENDENT ACCOUNTANTS



===============================================================================

TO THE BOARD OF DIRECTOS OF CONSECO VARIBLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT C

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account C (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years (or other period as specified in footnote 1) in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
--------------------------------
Indianapolis, Indiana
February 9, 2001

===============================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

===============================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

===============================================================================
                           CONSECO VARIABLE ANNUITY ACCOUNT C

                           SPONSOR
                           Conseco Variable Insurance Company--Carmel, Indiana.

                           DISTRIBUTOR
                           Conseco Equity Sales, Inc.

                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP--Indianapolis, Indiana.

===============================================================================

                                 CONSECO VARIABLE ANNUITY ACCOUNT C IS ISSUED BY
                                              CONSECO VARIABLE INSURANCE COMPANY
  THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO
     EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY.
          BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS
            SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS
                                        STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                           CV-207 (2/01)   05964
                                     (C) 2001 Conseco Variable Insurance Company

                                                                 WWW.CONSECO.COM

INSURANCE INVESTMENTS LENDING
--------------------------------------------------------------------------------
                                                                    [LOGO]
                                                                    CONSECO
                                                                    STEP UP.








                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2000 and 1999, and for the years ended December 31,
                               2000, 1999 and 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in note 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




                                                /s/ PricewaterhouseCoopers LLP
                                                --------------------------------
                                                PricewaterhouseCoopers LLP


April 6, 2001


                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2000 and 1999
                              (Dollars in millions)


                                     ASSETS


                                                                                          2000              1999
                                                                                          ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2000 - $1,260.6; 1999 - $1,510.9)...............................................  $1,192.1           $1,416.7
    Equity securities at fair value (cost: 2000 - $9.1; 1999 - $47.8)..................       8.6               49.8
    Mortgage loans.....................................................................     100.0              108.0
    Policy loans.......................................................................      75.7               75.5
    Other invested assets .............................................................      73.3               50.8
                                                                                         --------           --------

          Total investments............................................................   1,449.7            1,700.8

Cash and cash equivalents..............................................................      78.8               83.4
Accrued investment income..............................................................      24.9               35.6
Cost of policies purchased.............................................................     116.1              138.0
Cost of policies produced..............................................................     214.1              147.6
Reinsurance receivables................................................................      22.4               26.4
Goodwill...............................................................................      43.7               45.3
Assets held in separate accounts.......................................................   1,825.5            1,457.0
Other assets...........................................................................       5.4                5.8
                                                                                         --------           --------

          Total assets.................................................................  $3,780.6           $3,639.9
                                                                                         ========           ========





















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                     CONSOLIDATED BALANCE SHEET (Continued)
                           December 31, 2000 and 1999
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                           2000             1999
                                                                                           ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,128.6           $1,289.2
       Traditional products............................................................     270.9              255.1
       Claims payable and other policyholder funds.....................................      36.3               64.1
       Liabilities related to separate accounts........................................   1,825.5            1,457.0
    Income tax liabilities.............................................................      49.4               34.0
    Investment borrowings..............................................................      58.5              135.1
    Other liabilities..................................................................      15.0               14.9
                                                                                         --------           --------

            Total liabilities..........................................................   3,384.2            3,249.4
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (25.2)             (29.1)
    Retained earnings..................................................................      28.1               26.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     396.4              390.5
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,780.6           $3,639.9
                                                                                         ========           ========























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                          2000              1999            1998
                                                                          ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 91.0           $ 92.1            $ 95.7
    Net investment income............................................     315.8            298.9             199.5
    Net gains (losses) from sale of investments......................     (12.1)           (10.0)             18.5
                                                                         ------           ------            ------

          Total revenues.............................................     394.7            381.0             313.7
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     296.3            284.1             190.3
    Amortization.....................................................      30.3             14.3              34.0
    Other operating costs and expenses...............................      44.1             41.5              42.1
                                                                         ------           ------            ------

          Total benefits and expenses................................     370.7            339.9             266.4
                                                                         ------           ------            ------

          Income before income taxes.................................      24.0             41.1              47.3

Income tax expense...................................................       9.2             14.4              16.6
                                                                         ------           ------            ------

          Net income.................................................    $ 14.8           $ 26.7            $ 30.7
                                                                         ======           ======            ======




























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1997.................................   $430.9          $393.5               $  8.8          $ 28.6

   Comprehensive income, net of tax:
     Net income............................................     30.7             -                    -              30.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.2

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    419.2           393.5                  (.7)           26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7             -                     -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
         of $16.1).........................................    (28.4)            -                  (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8             -                    -              14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
         expense of $2.2)..................................      3.9             -                    3.9             -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)            -                    -             (12.8)
                                                              ------          ------               ------          ------

Balance, December 31, 2000.................................   $396.4          $393.5               $(25.2)         $ 28.1
                                                              ======          ======               ======          ======











                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                         2000              1999             1998
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    14.8        $    26.7         $    30.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      30.3             14.3              43.4
         Income taxes................................................      11.4             12.0              (1.0)
         Insurance liabilities.......................................      88.9            162.6             120.0
         Accrual and amortization of investment income...............       4.3            (11.4)              1.6
         Deferral of cost of policies produced.......................     (84.2)           (62.7)            (35.3)
         Net (gains) losses from sale of investments.................      12.1             10.0             (18.5)
         Other.......................................................      (1.0)            (3.8)            (37.2)
                                                                      ---------        ---------         ---------

         Net cash provided by operating activities...................      76.6            147.7             103.7
                                                                      ---------        ---------         ---------

Cash flows from investing activities:
   Sales of investments..............................................   1,115.3            904.8           1,185.0
   Maturities and redemptions........................................      53.8            109.0             145.5
   Purchases of investments..........................................  (1,587.6)        (1,502.0)         (1,420.7)
                                                                      ---------        ---------         ---------

         Net cash used by investing activities.......................    (418.5)          (488.2)            (90.2)
                                                                      ---------        ---------         ---------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     893.7            654.1             400.4
   Investment borrowings.............................................     (76.6)            69.4               4.7
   Withdrawals from insurance liabilities............................    (467.0)          (324.8)           (385.0)
   Dividends paid on common stock....................................     (12.8)           (27.0)            (32.9)
                                                                      ----------       ---------         ---------

         Net cash provided (used) by financing activities............     337.3            371.7             (12.8)
                                                                      ---------        ---------         ---------

         Net increase (decrease) in cash and cash equivalents........      (4.6)            31.2                .7

Cash and cash equivalents, beginning of year.........................      83.4             52.2              51.5
                                                                      ---------        ---------         ---------

Cash and cash equivalents, end of year............................... $    78.8        $    83.4         $    52.2
                                                                      =========        =========         =========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1999 and 1998 financial statements and notes to conform with the 2000 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40- year period. The total accumulated amortization of goodwill was $17.6 million and $16.1 million at December 31, 2000 and 1999, respectively. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. At December 31, 2000, goodwill is also recoverable from projected net cash flows from estimated earnings (including earnings on projected amounts of new business consistent with the Company's business plan), discounted at rates we believe are appropriate for the business. If we were to determine that changes in undiscounted projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $11.1 million, $23.1 million and $21.0 million in 2000, 1999 and 1998, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $10.1 million, $20.8 million and $21.8 million in 2000, 1999 and 1998, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $4.9 million, $18.7 million and $15.6 million in 2000, 1999 and 1998, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $86.3 million during 2000 and $137.7 million during 1999. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.8 percent and 5.0 percent in 2000 and 1999, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Here are the estimated fair values of our financial instruments:

                                                                              2000                          1999
                                                                   ------------------------      -------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,192.1        $1,192.1      $1,416.7        $1,416.7
   Equity securities ...........................................        8.6             8.6          49.8            49.8
   Mortgage loans...............................................      100.0            97.7         108.0           102.8
   Policy loans.................................................       75.7            75.7          75.5            75.5
   Other invested assets........................................       73.3            73.3          50.8            50.8
   Cash and cash equivalents....................................       78.8            78.8          83.4            83.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,128.6         1,128.6       1,289.2         1,289.2
   Investment borrowings........................................       58.5            58.5         135.1           135.1

--------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2000 and 1999. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("SFAS 138") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We will adopt SFAS 133 as of January 1, 2001. Because of our minimal use of derivatives, we do not anticipate that the adoption of the new standard and implementation guidance approved by FASB prior to December 31, 2000, will have a material impact on the Company's financial position or results of operations.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2000 and 1999, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                         Amount Prior to                         Reported
                                                        Effect of Merger      Providential        Amount
                                                        ----------------      ------------        ------
                                                                          (Dollars in millions)

1999
----
Total assets.........................................        $3,613.8             $26.1          $3,639.9
Total liabilities....................................         3,238.1              11.3           3,249.4
Total shareholder's equity...........................           375.7              14.8             390.5
Revenues.............................................           359.7              21.3             381.0
Net income...........................................            25.2               1.5              26.7

1998
----
Revenues.............................................           290.1              23.6             313.7
Net income...........................................            30.6                .1              30.7


3.   INVESTMENTS:

     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4        $1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9          -            26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9         -             .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6        $4.5        $73.0      $1,192.1
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    9.1        $ -         $  .5      $    8.6
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

    At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                        (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  859.7        $2.2        $60.4      $  801.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,510.9        $4.9        $99.1      $1,416.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2000 and 1999, were summarized as follows:

                                                                                                        2000       1999
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(74.9)    $(91.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    35.4       46.3
Deferred income tax benefit..........................................................................    14.3       16.5
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(25.2)    $(29.1)
                                                                                                       ======     ======

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2000, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)

Due in one year or less........................................................................   $    7.6      $    7.6
Due after one year through five years..........................................................       72.7          71.5
Due after five years through ten years.........................................................      176.2         159.3
Due after ten years............................................................................      594.3         546.8
                                                                                                  --------      --------

    Subtotal...................................................................................      850.8         785.2
Mortgage-backed securities (a).................................................................      409.8         406.9
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,260.6      $1,192.1
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized cost and estimated fair value of $1.6 million and $1.5 million, respectively.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Net investment income consisted of the following:

                                                                                          2000         1999         1998
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $ 99.4        $116.1      $119.9
Equity securities....................................................................       5.2          12.2         3.2
Mortgage loans.......................................................................       8.8           9.9        12.1
Policy loans.........................................................................       4.8           4.8         5.1
Other invested assets................................................................       5.2           3.5        13.3
Cash and cash equivalents............................................................       2.3           2.1         2.9
Separate accounts....................................................................     191.2         151.8        44.1
                                                                                         ------        ------      ------

    Gross investment income..........................................................     316.9         300.4       200.6
Investment expenses..................................................................       1.1           1.5         1.1
                                                                                         ------        ------      ------

       Net investment income.........................................................    $315.8        $298.9      $199.5
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 2000, 1999 and 1998.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  5.3       $  8.6       $ 34.0
    Gross losses.......................................................................   (13.2)       (14.5)       (12.4)
    Other than temporary decline in fair value.........................................    (4.2)        (1.3)         -
                                                                                         ------       ------       ------

         Net investment gains (losses) from fixed maturities before expenses...........   (12.1)        (7.2)        21.6

Equity securities......................................................................     6.5           .3           .1
Other than temporary decline in fair value of other invested assets....................    (4.3)         -            -
Other..................................................................................      .4           .4          -
                                                                                         ------       ------       ------

         Net investment gains (losses) before expenses.................................    (9.5)        (6.5)        21.7
Investment expenses....................................................................     2.6          3.5          3.2
                                                                                         ------       ------       ------

         Net investment gains (losses).................................................  $(12.1)      $(10.0)      $ 18.5
                                                                                         ======       ======       ======

     At December 31, 2000, the mortgage loan balance was primarily comprised of commercial loans. Approximately 17 percent, 11 percent, 10 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2000. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2000 and 1999.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $13.4 million at December 31, 2000.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2000, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2000            1999
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  834.3       $  976.7
       Universal life-type contracts...................      N/A          N/A          N/A          294.3          312.5
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,128.6        1,289.2
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          166.3          149.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          104.6          105.8
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             270.9          255.1
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           36.3           64.1
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,825.5        1,457.0
                                                                                                 --------       --------

       Total...........................................                                          $3,261.3       $3,065.4
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At December 31, 2000 and 1999, approximately 96 percent and 97 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2000.

5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2000           1999
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  4.0         $  3.6
    Cost of policies purchased and cost of policies produced...................................       94.0           75.3
    Insurance liabilities......................................................................      (50.2)         (39.2)
    Unrealized depreciation....................................................................      (14.3)         (16.5)
    Other......................................................................................        6.0           11.2
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       39.5           34.4
Current income tax liabilities (assets)........................................................        9.9            (.4)
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 49.4         $ 34.0
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Income tax expense was as follows:


                                                                                               2000       1999       1998
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)

Current tax provision (benefit)...........................................................    $(11.7)     $ 4.3      $20.8
Deferred tax provision (benefit)..........................................................      20.9       10.1       (4.2)
                                                                                              ------      -----      -----

         Income tax expense...............................................................    $  9.2      $14.4      $16.6
                                                                                              ======      =====      =====

     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2000       1999       1998
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................      35.0%      35.0%      35.0%
State taxes...............................................................................        .8        1.5        1.0
Other.....................................................................................       2.5       (1.5)       (.9)
                                                                                               -----       ----      -----

         Income tax expense...............................................................      38.3%      35.0%      35.1%
                                                                                                ====       ====       ====

6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2000, includes: (i) accruals of $.5 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2000; and (ii) receivables of $1.6 million that we estimate will be recovered through a reduction in future premium taxes as a result of such future and prior assessments. At December 31, 1999, such guaranty fund assessment related accruals were $1.6 million and such receivables were $1.1 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $.7 million in 2000 and $1.1 million in both 1999 and 1998.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.3 million in 2000, $43.4 million in 1999 and $37.8 million in 1998.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $955.5        $720.4      $467.9
    Reinsurance assumed...............................................................       4.9          18.7        15.6
    Reinsurance ceded.................................................................     (11.1)        (23.1)      (21.0)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     949.3         716.0       462.5
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     893.7         654.1       400.4
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      55.6          61.9        62.1
Fees and surrender charges on interest-sensitive products.............................      35.4          30.2        33.6
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 91.0        $ 92.1      $ 95.7
                                                                                          ======        ======      ======

     The four states with the largest shares of 2000 collected premiums were California (16 percent), Florida (11 percent), Texas (11 percent) and Michigan (8 percent). No other state accounted for more than 5 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $138.0       $104.8      $113.6
    Amortization......................................................................     (11.1)        (4.5)      (21.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....     (10.8)        37.7        11.8
    Other ............................................................................       -            -            .9
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $116.1       $138.0      $104.8
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 10 percent of the December 31, 2000, balance of cost of policies purchased in 2001, 9 percent in 2002, 8 percent in 2003, 7 percent in 2004 and 7 percent in 2005. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.8 percent to 8.0 percent and averaged 5.9 percent.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $147.6       $ 82.5      $ 55.9
    Additions.........................................................................      84.2         62.7        35.3
    Amortization......................................................................     (17.6)        (8.3)      (11.0)
    Amounts related to fair value adjustment of actively managed fixed maturities            (.1)        10.7         2.3
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $214.1       $147.6      $ 82.5
                                                                                          ======       ======      ======

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2000, 1999, and 1998, were $5.2 million, ($2.1) million and ($17.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:

                                                                                     2000            1999
                                                                                     ----            ----
                                                                                      (Dollars in millions)

   Statutory capital and surplus.................................................. $102.0           $112.6
   Asset valuation reserve........................................................   38.5             41.4
   Interest maintenance reserve...................................................   55.0             66.7
                                                                                   ------           ------

       Total...................................................................... $195.5           $220.7
                                                                                   ======           ======

     Our statutory net income (loss) was $(6.3) million, $14.6 million and $32.7 million in 2000, 1999 and 1998, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2001 of $10.2 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that we use to prepare our statutory-basis financial statements. However, we believe the impact of these changes to our statutory-based capital and surplus as of January 1, 2001, will not be significant.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a) The financial statements of Conseco Variable Insurance Company ("Company" or "Conseco Variable") and Conseco Variable Annuity Account C are included in Part B hereof.

          (b)  Exhibits

               (1) -- Resolution of the Board of Directors of the Company authorizing the reorganization of Separate Account dated July 27, 1992.****

               (2) -- Not Applicable.

               (3) -- Form of Principal Underwriting Agreement by and among the Company, Variable Account and Conseco Equity Sales.****

               (4)  --  Form  of  Group   Variable   Retirement   Contract   and
               Certificate.****

               (5) -- Application for Contracts listed at Exhibit 4.****

               (6)(i) - Articles of Incorporation of Conseco Variable.**

               (6)(ii) Articles of Amendment to the Articles of Incorporation of
                    the Company.+

               (6)(iii)--  Amended  and  Restated  By-Laws of  Conseco  Variable
                    Insurance Company.+

               (7) -- Not Applicable.

               (8) (i) Form of Fund Participation Agreement by and among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

                    (ii) Form of Fund Participation Agreement by and among Great
                         American    Reserve    Insurance    Company,     Berger
                         Institutional Products Trust and BBOI Worldwide LLC.*

                    (iii)Form of Fund Participation Agreement by and between
                         Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.*

                    (iv) Form of Fund Participation between Great American
                         Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

                    (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.*

                    (vi) Form of Fund  Participation  Agreement  by and  between
                         American Century Investment Services, Inc. and Great American Reserve Insurance Company.*

                    (vii)Form of Fund  Participation  Agreement  between INVESCO
                         Variable Investment Funds, Inc. INVESCO Funds Group, Inc. and the Company.*

                  (viii) Form of Fund  Participation Agreement between Rydex
                        Variable Trust and the Company.+

                   (ix) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.++

                    (x)  Form of Fund Participation Agreement between Seligman
                          Portfolios, Inc. and the Company.+++

                       (xi) Form of Fund Participation Agreement between First
                         American Insurance Portfolios, Inc. and the Company.+++

               (9) -- Opinion and Consent of Counsel.

               (10) -- Consent  of  Independent  Accountants.

               (11) -- Not Applicable.

               (12) -- None.

               (13) -- Schedule for computation of performance  quotations.

*Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

**Incorporated by reference to Form N-4 Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

***Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File

Nos. 33-61122 and 811-04819) filed electronically on April 28, 1998.

****Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File Nos. 33-61122 and 811-4819) filed electronically on May 15, 1998.

+Incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 33-61122) filed electronically on April 28, 2000.

++Incorporated by reference to Registrant's Post-Effective Amendment No. 10 (File No. 33-61122) filed electronically on December 29, 2000.

+++Incorporated by reference to Registrant's Post-Effective Amendment No. 21 (File No. 33-2460) filed electronically on or about May 1, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF CONSECO VARIABLE

     The following table sets forth certain information regarding the executive officers and directors of Conseco Variable who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

                                 Positions and Offices
Name                             With Conseco Variable
- -----                           ---------------------------

Ronald F. Ruhl          Director

John M. Howard                   Director

Thomas J. Kilian                 Director and President

David K. Herzog                  Director, Executive Vice President, General
                                 Counsel and Secretary

James S. Adams                   Director, Senior Vice President, Chief
                                 Accounting Officer and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

Conseco Life Insurance Company of Texas (Texas)

Conseco Variable Insurance Company (Texas)

Conseco Annuity Assurance Company (Illinois)

Vulcan Life Insurance Company (Indiana)

Conseco Direct Life Insurance Company (Pennsylvania)

Wabash Life Insurance Company (Indiana)

Conseco Life Insurance Company (Indiana)

Washington National Insurance Company (Illinois)

Conseco Senior Health Insurance Company (Pennsylvania)

Pioneer Life Insurance Company (Illinois)

Conseco Life Insurance Company of New York (New York)

Conseco Medical Insurance Company (Illinois)

Continental Life Insurance Company (Texas)

United Presidential Life Insurance Company (Indiana)

Conseco Health Insurance Company (Arizona)

Frontier National Life Insurance Company (Ohio)

Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Securities, Inc. (Delaware)

Conseco Services, LLC (Indiana)

Marketing Distribution Systems Consulting Group, Inc. (Delaware)

Conseco Finance Corp. (Delaware)

Conseco Finance Servicing Corp. (Delaware)

Conseco Series Trust (Massachusetts)*

Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of April 2, 2001, there was 1 non-qualified contract owner and 4,058 qualified contract owners.

ITEM 28. INDEMNIFICATION

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Conseco Variable's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. The officers, directors and employees of Conseco Variable as well as those of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account E Conseco Variable Annuity Account F Conseco Variable Annuity Account G Conseco Variable Annuity Account H Conseco Variable Annuity Account I Conseco Fund Group Conseco Advisor Variable Annuity Account BMA Variable Life Account A Conseco Variable Account L
(b)  The  following  table  sets  forth  certain   information   regarding  such
     underwriter's   officers  and   directors.   Their   address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.


                                            Positions and Offices
        Name                                with Conseco Equity Sales, Inc.
        ----                                -------------------------------
L. Gregory Gloeckner                        President and Director

                                            Senior Vice President, Chief Accounting
James S. Adams                              Officer, Treasurer and Director

                                            Vice President, General Counsel,
William P. Kovacs                           Secretary and Director

William T. Devanney, Jr.                    Senior Vice President,
                                            Corporate Taxes

Donald B. Johnston                          Vice President, Director Mutual Fund
                                            Sales & Marketing


(c)
                                 Net Underwriting     Compensation on
Name of                          Discounts and        Redemption or                Brokerage
Principal Underwriter            Commissions          Annuitization                Commissions   Compensation*
- ----------------------            -----------          -------------             -----------   -------------

Conseco Equity                   None                 None                         None          None
Sales, Inc.

*Fees paid by Conseco Variable for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Conseco Variable Insurance Company, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31. MANAGEMENT SERVICES
   Not Applicable.

ITEM 32. UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (b) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (a) - (d) above have been complied with.


     5. Conseco Variable represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Conseco Variable.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on this 23 day of April, 2001.


                            CONSECO VARIABLE ANNUITY
                                    ACCOUNT C
                               Registrant


                             By: Conseco Variable Insurance Company



                             By: /S/        THOMAS J. KILIAN
                                 --------------------------------------


                             CONSECO VARIABLE INSURANCE COMPANY
                             Depositor

                          By: /S/ THOMAS J. KILIAN
                             -------------------------------------

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.








Signature                        Title                                  Date
- -----------                        -----                                  ----




/S/ RONALD F. RUHL                  Director                                  4/23/2001
---------------------------------                                            ------------
    Ronald F. Ruhl


/S/ THOMAS J. KILIAN                Director and President                    4/23/2001
--------------------------------    principal executive officer)             ------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                    4/23/2001
---------------------------------   Chief Accounting Officer and Treasurer   -------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                           4/23/2001
---------------------------------   Director                                 -------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                            4/23/2001
------------------------------      Director                                 -------------
    John M. Howard



                                INDEX TO EXHIBITS

Exhibit No.                    Exhibit
- -------------                 ------------
EX-99.B(9)                    Opinion and Consent of Counsel
EX-99.B(10)                   Consent of Independent Accountants
EX-99.B(13)                   Schedule for Computation of Performance Quotations